Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$186,466
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	50	45,372
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	340	288,565
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	110	97,500
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	500	398,189
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	114,916
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51(a)	250	232,728
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	24,616
		1,388,352
Total Collaterized Mortgage Obligations — 0.9%
(Cost: $1,574,464)		1,388,352

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(b)(c)	13	10,239
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	10	8,107
5.38%, 06/15/33 (Call 03/15/33)	4	3,895
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,279
4.00%, 02/15/30 (Call 02/15/25)	13	11,583
4.88%, 01/15/29 (Call 01/15/24)	3	2,837
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,381
2.60%, 08/01/31 (Call 05/01/31)	20	16,525
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	8,644
4.63%, 03/15/30 (Call 03/15/25)(b)	10	8,585
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	13	11,390
		94,465
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	40	36,212
3.63%, 02/01/31 (Call 11/01/30)	45	40,468
5.15%, 05/01/30 (Call 02/01/30)	45	44,613
Bombardier Inc.
7.50%, 02/01/29 (Call 02/01/26)(b)(c)	10	9,903
8.75%, 11/15/30 (Call 11/15/26)(b)	10	10,236
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	27,905
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	10	8,815
Security	Par (000)	Value

Aerospace & Defense (continued)
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	$15	$13,096
5.40%, 07/31/33 (Call 04/30/33)	45	44,875
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	10	8,269
3.90%, 06/15/32 (Call 03/15/32)	5	4,622
Northrop Grumman Corp., 4.70%, 03/15/33 (Call 12/15/32)	45	43,596
RTX Corp.
2.38%, 03/15/32 (Call 12/15/31)	15	12,033
5.15%, 02/27/33 (Call 11/27/32)	30	29,449
6.00%, 03/15/31 (Call 01/15/31)	25	25,892
6.10%, 03/15/34 (Call 12/15/33)	20	20,974
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(b)	15	16,221
9.75%, 11/15/30 (Call 11/15/26)(b)	15	15,791
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	15	13,524
4.88%, 05/01/29 (Call 05/01/24)	10	9,061
6.88%, 12/15/30 (Call 08/18/26)(b)	20	20,044
7.13%, 12/01/31 (Call 12/01/26)(b)	5	5,088
		460,687
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	19,633
3.40%, 05/06/30 (Call 02/06/30)	15	13,330
4.80%, 02/14/29 (Call 11/14/28)	25	24,385
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)	25	22,671
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	17,819
4.74%, 03/16/32 (Call 12/16/31)	25	23,157
4.91%, 04/02/30 (Call 01/02/30)	20	19,089
6.34%, 08/02/30 (Call 06/02/30)	35	35,911
7.75%, 10/19/32 (Call 07/19/32)	10	11,048
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	5	4,226
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	25	19,819
2.13%, 11/10/31 (Call 08/10/31)(b)	5	4,016
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,922
4.00%, 06/22/32 (Call 03/22/32)(b)	25	22,913
5.13%, 10/11/32 (Call 07/11/32)(b)	5	4,976
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,659
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	5	4,163
3.38%, 08/15/29 (Call 05/15/29)	30	27,205
5.13%, 02/15/30 (Call 12/15/29)	30	29,603
5.38%, 02/15/33 (Call 11/15/32)	25	24,628
5.63%, 11/17/29 (Call 09/17/29)	10	10,170
5.75%, 11/17/32 (Call 08/17/32)	45	45,999
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	12	10,700
		419,042
Airlines — 0.1%
American Airlines Inc., 8.50%, 05/15/29 (Call 11/15/25)(b)	15	15,473
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	39	37,332

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
American Airlines Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	$21	$18,630
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(d)	50	43,550
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	5	4,470
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(b)	30	26,774
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)(c)	13	8,904
		155,133
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	8	6,542
4.25%, 03/15/29 (Call 03/15/24)(b)	3	2,626
Hanesbrands Inc., 9.00%, 02/15/31 (Call 02/15/26)(b)(c)	10	9,480
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	5	4,360
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(c)	5	4,202
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	10	7,478
7.85%, 11/27/33 (Call 08/27/33)	25	25,399
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	10	7,677
		67,764
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	17	14,214
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,874
BMW U.S. Capital LLC
2.55%, 04/01/31 (Call 01/01/31)(b)	20	16,684
3.70%, 04/01/32 (Call 01/01/32)(b)	10	8,959
4.15%, 04/09/30 (Call 01/09/30)(b)	25	23,669
5.15%, 08/11/33 (Call 05/11/33)(b)	10	9,909
Ford Holdings LLC, 9.30%, 03/01/30	2	2,208
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	33	26,324
6.10%, 08/19/32 (Call 05/19/32)(c)	25	24,373
6.38%, 02/01/29	1	999
7.45%, 07/16/31(c)	20	21,024
9.63%, 04/22/30 (Call 01/22/30)	3	3,436
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	10	8,489
3.63%, 06/17/31 (Call 03/17/31)	33	27,420
4.00%, 11/13/30 (Call 08/13/30)	10	8,587
5.11%, 05/03/29 (Call 02/03/29)	10	9,387
7.20%, 06/10/30 (Call 04/10/30)	25	25,860
7.35%, 03/06/30 (Call 01/06/30)	20	20,775
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(c)	15	14,798
5.60%, 10/15/32 (Call 07/15/32)	25	24,440
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	10	7,957
2.70%, 06/10/31 (Call 03/10/31)	4	3,222
3.60%, 06/21/30 (Call 03/21/30)	20	17,501
5.65%, 01/17/29 (Call 10/17/28)	20	19,912
6.40%, 01/09/33 (Call 10/09/32)	29	29,769
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	25	21,678
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	40	41,034
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(b)	3	2,772
Security	Par (000)	Value

Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$20	$24,161
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	10	8,894
Toyota Motor Corp., 2.76%, 07/02/29(c)	14	12,646
Toyota Motor Credit Corp.
1.65%, 01/10/31	10	7,965
3.38%, 04/01/30	35	31,909
4.45%, 06/29/29	10	9,765
4.55%, 05/17/30	20	19,441
4.70%, 01/12/33	10	9,779
		563,834
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31 (Call 04/15/26)(b)	5	5,083
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	7	5,794
Aptiv PLC, 3.25%, 03/01/32 (Call 12/01/31)	5	4,248
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,226
4.50%, 02/15/32 (Call 02/15/27)	5	4,105
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	8	6,806
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)(c)	9	8,195
5.25%, 04/30/31 (Call 01/30/31)	5	4,391
5.25%, 07/15/31 (Call 04/15/31)(c)	9	7,795
5.63%, 04/30/33 (Call 01/30/33)	5	4,301
Lear Corp., 2.60%, 01/15/32 (Call 10/15/31)	25	19,527
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	5	4,228
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)(c)	5	4,070
ZF North America Capital Inc., 7.13%, 04/14/30 (Call 02/14/30)(b)	10	10,253
		93,022
Banks — 4.1%
Banco Santander SA, 2.75%, 12/03/30	100	78,290
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	55	43,168
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	75	58,673
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	60	47,116
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	50	37,780
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	40	33,236
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	55	43,788
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	40	33,252
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	50	40,648
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	10	8,590
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	45	36,752

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	$40	$35,153
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	15	13,865
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	65	59,665
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	80	76,017
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	50	48,084
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	45	36,577
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	25	19,228
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31 (Call 04/28/31)	15	11,705
3.30%, 08/23/29 (Call 05/23/29)	25	22,468
3.85%, 04/26/29 (Call 02/26/29)	10	9,386
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	5	4,806
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	25	23,430
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	20	19,024
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	28	28,524
Series J, 1.90%, 01/25/29 (Call 11/25/28)	15	12,840
Bank of Nova Scotia (The)
2.15%, 08/01/31	5	3,968
2.45%, 02/02/32	40	31,879
4.85%, 02/01/30	20	19,317
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	4,370
Barclays PLC, 6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	200	196,569
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)	5	3,853
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(a)(b)	200	162,315
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	36	31,561
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	35	27,715
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	35	28,164
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	40	33,040
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	60	50,321
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	30	25,927
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	60	49,207
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	45	38,956
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	50	46,141
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	55	51,011
Security	Par (000)	Value

Banks (continued)
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	$45	$44,643
6.63%, 06/15/32	10	10,541
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	25	19,989
3.25%, 04/30/30 (Call 01/30/30)(c)	25	20,874
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	30	26,551
Commonwealth Bank of Australia, 1.88%, 09/15/31(b)	10	7,849
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	150	125,719
3.73%, 01/14/32 (Call 01/14/31),
(1-day SOFR + 2.757%)(a)	10	7,848
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	10	7,652
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	5	4,551
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	15	16,083
Fifth Third Bancorp., 4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	10	9,344
Freedom Mortgage Corp., 12.25%, 10/01/30 (Call 10/01/26)(b)	5	5,272
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	40	31,015
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	40	31,516
2.60%, 02/07/30 (Call 11/07/29)	30	25,437
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	50	40,283
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	55	43,878
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	80	65,999
3.80%, 03/15/30 (Call 12/15/29)	40	36,258
6.13%, 02/15/33	10	10,529
HSBC Holdings PLC, 6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)	200	203,460
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	20	14,484
2.55%, 02/04/30 (Call 01/04/30)	30	24,666
ING Groep NV, 2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	200	162,871
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)	10	7,748
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	35	27,408
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	20	16,773
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	60	48,246
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	65	53,143
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	40	34,539
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	60	51,009

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	$45	$37,192
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	40	36,627
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	35	33,095
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	15	14,359
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	55	51,101
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	55	52,250
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	85	83,063
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)	50	49,754
KeyCorp
2.55%, 10/01/29	55	44,220
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	5	4,322
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	15	14,113
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	25	21,657
4.13%, 07/15/33	100	96,897
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	65	51,279
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	10	8,940
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)	25	19,623
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(a)(b)	8	6,276
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(a)(b)	28	24,592
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(a)(b)	25	24,008
5.89%, 06/15/34 (Call 06/15/33),
(1-day SOFR + 2.380%)(a)(b)	10	9,771
Mitsubishi UFJ Financial Group Inc., 5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	200	199,291
Mizuho Financial Group Inc.
2.56%, 09/13/31	45	35,208
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	70	69,568
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	45	34,492
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	50	38,442
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	50	39,128
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	40	30,196
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	40	31,747
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	35	29,566
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	60	48,957
Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)	$30	$26,636
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	10	9,493
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	25	23,402
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	40	38,331
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	50	48,464
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	40	38,809
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	20	20,708
7.25%, 04/01/32	30	34,178
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	15,698
NatWest Group PLC, 6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	100	99,932
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	40	33,066
3.15%, 05/03/29 (Call 02/03/29)	10	9,091
6.13%, 11/02/32 (Call 08/02/32)	15	15,455
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	15	12,213
3.45%, 04/23/29 (Call 01/23/29)	40	36,432
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	7	6,243
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	25	24,873
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	35	35,074
Royal Bank of Canada
2.30%, 11/03/31	70	56,218
5.00%, 05/02/33	20	19,235
Societe Generale SA, 3.00%, 01/22/30(b)	20	16,654
Standard Chartered PLC, 4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(b)	100	91,568
State Street Corp.
2.20%, 03/03/31	20	15,964
2.40%, 01/24/30	10	8,617
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	15	12,143
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	20	17,302
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	15	14,269
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	20	18,041
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	5	4,642
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)	15	14,452
Sumitomo Mitsui Financial Group Inc., 5.85%, 07/13/30	200	203,685
Toronto-Dominion Bank (The)
2.00%, 09/10/31	30	23,739
2.45%, 01/12/32	10	8,010
3.20%, 03/10/32	20	16,872
4.46%, 06/08/32	30	27,880

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	$15	$11,993
3.88%, 03/19/29 (Call 02/19/29)	15	13,644
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	25	22,128
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	25	22,980
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	5	4,877
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	25	24,657
U.S. Bancorp.
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	25	18,504
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	25	19,705
3.00%, 07/30/29 (Call 04/30/29)	25	21,660
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	20	18,302
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	25	22,385
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	15	14,780
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(a)(b)	215	164,769
4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(a)(b)	200	183,636
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)	20	17,506
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)	15	14,667
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	21,936
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	30	25,072
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	85	73,133
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	70	58,615
4.15%, 01/24/29 (Call 10/24/28)	46	43,572
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	15	14,000
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	60	56,203
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	55	52,924
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	65	63,246
Westpac Banking Corp.
2.15%, 06/03/31	25	20,393
2.65%, 01/16/30	10	8,686
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	20	15,540
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	5	3,874
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	26	23,003
Security	Par (000)	Value

Banks (continued)
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	$10	$9,403
Wintrust Financial Corp., 4.85%, 06/06/29	15	13,339
		6,358,812
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,352
4.75%, 01/23/29 (Call 10/23/28)	65	64,860
Central American Bottling Corp./CBC Bottling Holdco
SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	60	54,733
Coca-Cola Co. (The)
1.38%, 03/15/31	5	3,989
2.13%, 09/06/29	25	21,920
2.25%, 01/05/32	45	37,984
3.45%, 03/25/30	15	13,993
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	10	8,667
3.15%, 08/01/29 (Call 05/01/29)	25	22,469
4.90%, 05/01/33 (Call 02/01/33)	25	24,113
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,309
3.95%, 04/15/29 (Call 02/15/29)	50	47,288
4.05%, 04/15/32 (Call 01/15/32)	10	9,159
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	15	12,404
1.95%, 10/21/31 (Call 07/21/31)	30	24,476
2.75%, 03/19/30 (Call 12/19/29)	25	22,332
4.45%, 02/15/33 (Call 11/15/32)	10	9,903
7.00%, 03/01/29	15	16,558
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,338
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	11	9,419
		455,266
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	50	39,315
2.45%, 02/21/30 (Call 11/21/29)	25	21,482
3.35%, 02/22/32 (Call 11/22/31)	10	8,778
5.25%, 03/02/30 (Call 01/02/30)	45	45,238
5.25%, 03/02/33 (Call 12/02/32)	55	54,455
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	25	20,571
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	25	21,446
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,700
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	30	24,254
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	35	27,827
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	25	19,547
2.20%, 09/02/30 (Call 06/02/30)	5	4,038
		305,651
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	8	7,301
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	12,864
5.00%, 03/01/30 (Call 03/01/25)(b)	10	9,313
6.38%, 06/15/32 (Call 06/15/27)(b)	10	9,849

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	$5	$4,189
2.72%, 02/15/30 (Call 11/15/29)	20	17,214
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/24)(b)	5	3,926
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,095
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	10	8,102
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 12/15/26)(b)	30	29,927
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	22,254
Fortune Brands Innovations Inc., 5.88%, 06/01/33 (Call 03/01/33)	11	10,972
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	40	31,838
Knife River Holding Co., 7.75%, 05/01/31 (Call 04/14/26)(b)	5	5,142
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,624
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	10	8,127
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	25	19,746
2.00%, 02/15/31 (Call 11/15/30)	25	19,686
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,225
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,237
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	10	8,960
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	7	6,365
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	23,149
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(b)	7	6,627
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (Call 11/15/26)(b)	15	15,260
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	13	10,678
4.38%, 07/15/30 (Call 07/15/25)(b)	22	19,305
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(b)	5	4,682
7.25%, 01/15/31 (Call 01/15/27)(b)	10	10,067
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	28,287
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)(c)	5	3,075
		372,086
Chemicals — 0.5%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	30	25,307
4.80%, 03/03/33 (Call 12/03/32)	10	9,901
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(b)	10	8,130
ASP Unifrax Holdings Inc, 7.50%, 09/30/29 (Call 09/30/24)(b)	3	1,597
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	10,077
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	5	4,354
Security	Par (000)	Value

Chemicals (continued)
Braskem Netherlands Finance BV, 7.25%, 02/13/33 (Call 11/13/32)(d)	$200	$182,948
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,619
Celanese U.S. Holdings LLC
6.38%, 07/15/32 (Call 04/15/32)	25	25,472
6.55%, 11/15/30 (Call 09/15/30)	25	25,655
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(b)	10	8,403
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	169,492
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	20	16,488
4.80%, 11/30/28 (Call 08/30/28)	10	9,940
6.30%, 03/15/33 (Call 12/15/32)(c)	35	37,144
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	10	9,933
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(c)	25	20,255
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	10	8,121
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	10	8,101
4.50%, 05/01/29 (Call 02/01/29)	20	18,541
International Flavors & Fragrances Inc., 2.30%, 11/01/30 (Call 08/01/30)(b)	25	19,864
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)	5	3,988
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	5	4,173
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	10	9,203
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)(c)	5	4,424
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,514
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	7	6,427
5.63%, 08/01/29 (Call 08/01/24)	10	9,547
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(b)	7	5,724
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,672
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(b)	5	5,100
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	16,116
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(b)(c)	10	8,864
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	20	15,876
2.95%, 08/15/29 (Call 05/15/29)	10	8,943
SPCM SA, 3.38%, 03/15/30 (Call 03/15/25)(b)	5	4,108
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	1,976
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	13	11,044
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,102
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,941
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	11	8,459
WR Grace Holdings LLC
5.63%, 08/15/29 (Call 08/15/24)(b)	14	11,785
7.38%, 03/01/31 (Call 03/01/26)(b)	5	4,878
YPF SA, 9.00%, 06/30/29(a)(d)(e)	25	23,183
		824,389
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,345

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	$10	$8,997
		13,342
Commercial Services — 0.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	12	10,665
4.88%, 07/15/32(b)	10	8,762
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)	12	9,071
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,484
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,370
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	11	9,831
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.38%, 03/01/29 (Call 03/01/24)(b)	7	6,301
8.00%, 02/15/31 (Call 11/15/26)(b)	5	4,889
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	25	22,318
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(c)	13	10,878
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	8	6,811
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5	4,102
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	4,278
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	19,907
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	25	23,929
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,161
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,473
3.75%, 10/01/30 (Call 10/01/25)(b)	16	13,975
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	17,051
2.90%, 11/15/31 (Call 08/15/31)	10	8,213
3.20%, 08/15/29 (Call 05/15/29)	25	22,045
5.40%, 08/15/32 (Call 05/15/32)	5	4,896
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31 (Call 01/15/27)(b)	30	30,558
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	25	19,588
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	13	9,986
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	10	8,485
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(b)	5	4,748
Moody’s Corp.
4.25%, 02/01/29 (Call 11/01/28)	5	4,831
4.25%, 08/08/32 (Call 05/08/32)	15	14,032
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	35	32,618
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,758
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	16,924
2.85%, 10/01/29 (Call 07/01/29)	20	17,762
4.40%, 06/01/32 (Call 03/01/32)(c)	10	9,544
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	6,610
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 05/15/24)(b)	7	3,239
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,369
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	25	21,059
Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	$35	$30,892
4.00%, 03/18/29 (Call 12/18/28)	5	4,773
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	4,556
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	35	30,652
2.90%, 03/01/32 (Call 12/01/31)	40	34,073
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,435
4.00%, 05/15/31 (Call 05/15/26)	10	8,568
5.13%, 06/01/29 (Call 06/01/24)	15	14,384
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,959
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	5	4,082
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	3,973
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,350
7.13%, 08/15/31 (Call 08/15/26)(b)	5	5,051
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	10	7,658
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	11	9,338
3.88%, 02/15/31 (Call 08/15/25)	18	15,666
4.00%, 07/15/30 (Call 07/15/25)	10	8,931
5.25%, 01/15/30 (Call 01/15/25)	5	4,776
6.00%, 12/15/29 (Call 12/15/25)(b)	45	44,927
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,443
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	5,119
Williams Scotsman Inc., 7.38%, 10/01/31 (Call 10/01/26)(b)	5	5,117
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	2,865
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	5	4,074
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,224
		718,407
Computers — 0.5%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	5	4,145
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	30	25,022
1.70%, 08/05/31 (Call 05/05/31)	35	28,383
2.20%, 09/11/29 (Call 06/11/29)	20	17,601
3.25%, 08/08/29 (Call 06/08/29)	5	4,670
3.35%, 08/08/32 (Call 05/08/32)	20	18,174
4.15%, 05/10/30 (Call 03/10/30)	20	19,614
4.30%, 05/10/33 (Call 02/10/33)(c)	20	19,742
Booz Allen Hamilton Inc., 4.00%, 07/01/29 (Call 07/01/24)(b)	30	27,300
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	5	3,922
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	25	21,610
Conduent Business Services LLC/Conduent State &
Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	9	7,517
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	6	5,267
Dell International LLC/EMC Corp.
5.75%, 02/01/33 (Call 11/01/32)(c)	25	25,351
6.20%, 07/15/30 (Call 04/15/30)	25	26,015
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	5	3,975

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	$15	$12,282
5.50%, 01/15/33 (Call 10/15/32)(c)	40	39,732
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	115	95,441
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	20	15,882
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	15	12,025
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	171,487
NCR Atleos Escrow Corp., 9.50%, 04/01/29 (Call 10/01/26)(b)	20	20,664
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(b)	15	13,737
5.25%, 10/01/30 (Call 10/01/25)(b)	8	7,051
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	21,129
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,493
4.13%, 01/15/31 (Call 10/15/30)	5	4,281
8.25%, 12/15/29 (Call 05/30/26)(b)	10	10,650
8.50%, 07/15/31 (Call 07/15/26)(b)(c)	5	5,341
9.63%, 12/01/32 (Call 12/01/27)(b)	8	8,754
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)(c)	5	3,962
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	15	12,238
3.10%, 02/01/32 (Call 11/01/31)	15	11,179
		728,636
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)	10	8,929
4.60%, 03/01/33 (Call 12/01/32)	4	3,975
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,654
6.63%, 07/15/30 (Call 07/16/26)(b)	10	10,043
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(b)	10	8,833
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,313
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	25	24,794
5.00%, 03/22/30 (Call 01/22/30)	10	10,042
Procter & Gamble Co. (The)
1.20%, 10/29/30	5	4,008
1.95%, 04/23/31	5	4,192
2.30%, 02/01/32	40	34,050
3.00%, 03/25/30	15	13,719
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	79,921
		211,473
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,332
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	10	8,861
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	25	24,994
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	7	5,888
Ritchie Bros Holdings Inc., 7.75%, 03/15/31 (Call 03/15/26)(b)	10	10,379
Verde Purchaser LLC, 10.50%, 11/30/30 (Call 11/30/26)(b)	25	25,013
Security	Par (000)	Value

Distribution & Wholesale (continued)
Windsor Holdings III LLC, 8.50%, 06/15/30 (Call 06/15/26)(b)	$10	$10,314
		89,781
Diversified Financial Services — 0.8%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	5	4,294
Air Lease Corp., 3.13%, 12/01/30 (Call 09/01/30)	40	33,640
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)	7	6,515
8.00%, 11/01/31	55	58,035
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	10	9,594
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	15	13,963
4.99%, 05/26/33 (Call 05/26/32),
(1-day SOFR + 2.255%)(a)	25	24,076
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	30	28,922
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	10	9,781
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	10	8,562
Aretec Escrow Issuer 2 Inc., 10.00%, 08/15/30 (Call 08/15/26)(b)	10	10,414
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	5	4,223
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,698
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(b)	6	5,934
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,518
2.50%, 01/10/30 (Call 10/10/29)(b)	45	37,272
2.55%, 03/30/32 (Call 12/30/31)(b)	5	3,923
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	20	16,659
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	30	27,744
4.85%, 03/29/29 (Call 12/29/28)	25	24,109
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,712
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	45	32,052
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	5	3,756
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	25	21,492
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	25	23,447
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	25	24,348
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	35	26,739
2.90%, 03/03/32 (Call 12/03/31)	45	36,807
3.25%, 05/22/29 (Call 02/22/29)	25	22,383
4.00%, 02/01/29 (Call 11/01/28)	10	9,389
4.63%, 03/22/30 (Call 12/22/29)	10	9,555
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	25	19,133
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	5	3,717

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Coinbase Global Inc., 3.63%, 10/01/31 (Call 10/01/26)(b)	$10	$7,353
Credit Suisse USA Inc., 7.13%, 07/15/32	30	32,827
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)	30	29,733
Forward Air Corp., 9.50%, 10/15/31 (Call 10/15/26)(b)	10	9,500
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)	3	2,608
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,638
2.10%, 06/15/30 (Call 03/15/30)	20	16,580
4.60%, 03/15/33 (Call 12/15/32)	35	33,373
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	10	8,977
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	30	23,626
4.15%, 01/23/30	25	22,683
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	10	7,798
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	30	28,092
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	15	13,368
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,589
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29 (Call 09/30/25)(b)	5	5,096
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,140
3.35%, 03/26/30 (Call 12/26/29)	40	36,972
4.85%, 03/09/33 (Call 12/09/32)	20	19,922
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (Call 01/15/25)(b)	8	6,461
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	10	8,641
5.75%, 11/15/31 (Call 11/15/26)(b)	9	7,893
Navient Corp.
5.50%, 03/15/29 (Call 06/15/28)	10	8,755
5.63%, 08/01/33	10	7,778
9.38%, 07/25/30 (Call 10/25/29)	5	5,128
11.50%, 03/15/31 (Call 03/15/27)	5	5,376
NFP Corp.
7.50%, 10/01/30 (Call 10/01/25)(b)(c)	5	4,961
8.50%, 10/01/31 (Call 10/01/26)(b)	5	5,160
Nomura Holdings Inc., 5.61%, 07/06/29	100	98,846
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)	11	8,957
5.38%, 11/15/29 (Call 05/15/29)	10	9,004
9.00%, 01/15/29 (Call 07/15/25)	10	10,328
ORIX Corp., 5.20%, 09/13/32	25	24,621
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,686
5.75%, 09/15/31 (Call 09/15/26)(b)	7	6,189
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	3,792
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	24,240
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/24)(b)	10	8,810
3.88%, 03/01/31 (Call 03/01/26)(b)	20	16,910
4.00%, 10/15/33 (Call 10/15/27)(b)	10	8,080
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	25	21,856
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	15	11,114
7.25%, 02/02/33 (Call 11/02/32)	10	9,353
Security	Par (000)	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(b)	$12	$10,734
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5	3,925
2.05%, 04/15/30 (Call 01/15/30)	35	29,859
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	15	11,917
		1,280,655
Electric — 1.3%
AEP Texas Inc., 4.70%, 05/15/32 (Call 02/15/32)	10	9,366
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	10	8,078
Alabama Power Co., 3.94%, 09/01/32 (Call 03/01/32)	5	4,534
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	25	21,290
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,102
American Electric Power Co. Inc.
5.63%, 03/01/33 (Call 12/01/32)	8	8,016
5.95%, 11/01/32 (Call 08/01/32)	20	20,483
Series J, 4.30%, 12/01/28 (Call 09/01/28)	5	4,792
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	18	14,603
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	25	22,981
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	30	23,377
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	35	31,748
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,265
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	12	10,335
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,533
5.00%, 02/01/31 (Call 02/01/26)(b)	16	14,160
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33 (Call 01/01/33)	10	9,821
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	25	20,506
2.95%, 03/01/30 (Call 12/01/29)	20	17,172
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,406
3.75%, 01/15/32 (Call 01/15/27)(b)	5	4,007
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,233
Commonwealth Edison Co., 2.20%, 03/01/30 (Call 12/01/29)	10	8,370
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	15	12,017
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	11	9,115
5.20%, 03/01/33 (Call 12/01/32)(c)	10	9,929
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,547
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	15	13,317
4.63%, 05/15/33 (Call 11/15/32)	30	28,702
Dominion Energy Inc., Series C, 3.38%, 04/01/30 (Call 01/01/30)	35	31,148
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	9,906
6.63%, 02/01/32(c)	5	5,463
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	3	2,719
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	5	4,228

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.20%, 04/01/33 (Call 01/01/33)	$20	$19,900
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	8,503
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,782
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	15	12,995
Series A, 6.00%, 12/01/28	10	10,314
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	20	16,835
2.55%, 06/15/31 (Call 03/15/31)	35	28,590
4.50%, 08/15/32 (Call 05/15/32)	10	9,330
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	5	4,054
2.50%, 12/01/29 (Call 09/01/29)	30	26,073
Duke Energy Ohio Inc., 5.25%, 04/01/33 (Call 01/01/33)	10	9,926
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	25	21,827
3.45%, 03/15/29 (Call 12/15/28)	11	10,209
5.25%, 03/15/33 (Call 12/15/32)	10	9,949
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	10	8,065
2.78%, 01/07/32 (Call 10/07/31)(b)	10	7,646
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	10	10,596
Enel Finance International NV, 4.88%, 06/14/29(b)	15	14,410
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,747
Entergy Louisiana LLC, 2.35%, 06/15/32 (Call 03/15/32)	5	3,959
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	13,099
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	10	8,257
Eversource Energy
5.13%, 05/15/33 (Call 02/15/33)	10	9,656
Series O, 4.25%, 04/01/29 (Call 01/01/29)	10	9,460
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,173
4.05%, 04/15/30 (Call 01/15/30)	35	32,493
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	10	8,463
Series B, 2.25%, 09/01/30 (Call 06/01/30)	5	4,068
Series C, 7.38%, 11/15/31	5	5,797
Florida Power & Light Co., 5.10%, 04/01/33 (Call 01/01/33)	10	9,941
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	18	17,218
Series B, 2.65%, 09/15/29 (Call 06/15/29)	20	17,513
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(b)	5	5,013
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	10	8,212
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	10	8,945
ITC Holdings Corp., 2.95%, 05/14/30 (Call 04/14/30)(b)	10	8,539
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	8,112
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	8	6,744
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	25	19,655
Security	Par (000)	Value

Electric (continued)
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	$30	$30,045
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	5	3,846
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	10	9,477
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	25	23,286
National Grid PLC, 5.81%, 06/12/33 (Call 03/12/33)	5	5,027
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	10	7,556
2.40%, 03/15/30 (Call 12/15/29)	10	8,414
2.75%, 04/15/32 (Call 01/15/32)	10	8,200
Series C, 8.00%, 03/01/32	10	11,545
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	10	8,375
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	25	19,337
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	20,633
2.44%, 01/15/32 (Call 10/15/31)	5	4,015
2.75%, 11/01/29 (Call 08/01/29)	50	43,582
5.00%, 07/15/32 (Call 04/15/32)	50	48,313
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	20	19,009
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	4	3,426
3.63%, 02/15/31 (Call 02/15/26)(b)	22	18,066
3.88%, 02/15/32 (Call 02/15/27)(b)	5	4,089
4.45%, 06/15/29 (Call 03/15/29)(b)	15	13,630
5.25%, 06/15/29 (Call 06/15/24)(b)	10	9,335
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	10	7,900
3.25%, 05/15/29 (Call 02/15/29)	10	9,124
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	25	24,195
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	5	3,906
Oklahoma Gas & Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	5	4,402
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,347
4.55%, 09/15/32 (Call 06/15/32)	20	18,901
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,953
4.40%, 03/01/32 (Call 12/01/31)	5	4,407
4.55%, 07/01/30 (Call 01/01/30)	37	34,012
5.90%, 06/15/32 (Call 03/15/32)	10	9,768
6.15%, 01/15/33 (Call 10/15/32)	25	24,856
PacifiCorp, 7.70%, 11/15/31	10	11,286
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	8	7,843
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)(c)	13	12,217
Progress Energy Inc., 7.75%, 03/01/31	25	27,967
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	19,762
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	5	3,976
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	10	8,142
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	20	15,826
3.20%, 05/15/29 (Call 02/15/29)	6	5,471
4.65%, 03/15/33 (Call 12/15/32)	10	9,614

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	$5	$3,937
2.45%, 11/15/31 (Call 08/15/31)	30	24,222
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	5	4,610
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	15	12,430
2.75%, 02/01/32 (Call 11/01/31)	5	4,124
2.85%, 08/01/29 (Call 05/01/29)	10	8,820
5.95%, 11/01/32 (Call 08/01/32)	25	25,770
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,484
Series G, 2.50%, 06/01/31 (Call 03/01/31)	10	8,214
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)	25	24,542
5.70%, 10/15/32 (Call 04/15/32)	15	15,228
Series A, 3.70%, 04/30/30 (Call 01/30/30)	40	36,580
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(b)	15	15,720
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	5	5,167
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	5	3,913
Union Electric Co., 2.15%, 03/15/32 (Call 12/15/31)	10	7,936
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	40	32,175
2.40%, 03/30/32 (Call 12/30/31)	25	20,053
5.00%, 04/01/33 (Call 01/01/33)	20	19,317
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	15	13,621
4.38%, 05/01/29 (Call 05/01/24)(b)	19	17,184
7.75%, 10/15/31 (Call 10/15/26)(b)	15	15,373
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	45	35,409
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,296
Xcel Energy Inc., 4.60%, 06/01/32 (Call 12/01/31)	25	23,376
		1,952,919
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	20	17,542
2.20%, 12/21/31 (Call 09/21/31)	25	20,483
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/24)(b)	12	10,342
		48,367
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	20	19,511
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,087
2.80%, 02/15/30 (Call 11/15/29)	5	4,378
4.35%, 06/01/29 (Call 03/01/29)	5	4,843
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	8	6,819
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	5	4,737
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	25	23,767
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	40	31,863
1.95%, 06/01/30 (Call 03/01/30)	10	8,376
2.70%, 08/15/29 (Call 05/15/29)	5	4,473
5.00%, 02/15/33 (Call 11/15/32)	20	20,076
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	12	10,897
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	30	27,254
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	10	8,415
Security	Par (000)	Value

Electronics (continued)
3.60%, 01/15/30 (Call 10/15/29)	$5	$4,423
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	25	21,709
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(b)	17	15,259
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	11	9,300
4.38%, 02/15/30 (Call 11/15/29)(b)	5	4,461
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	15	11,598
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	5	5,072
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	10	8,867
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	27	21,509
		285,694
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(b)	12	10,806

Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	8	7,151
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)	20	20,729
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	10	9,040
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	3	2,534
7.50%, 04/15/32 (Call 04/15/27)(b)	7	6,134
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	3	2,475
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,373
4.13%, 02/15/32 (Call 10/15/26)(b)	10	8,566
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	3	2,715
		63,717
Entertainment — 0.2%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)(c)	12	8,129
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	9,032
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	15	13,178
7.00%, 02/15/30 (Call 02/15/26)(b)	30	30,038
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,274
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	5	4,578
Churchill Downs Inc., 6.75%, 05/01/31(b)	10	9,825
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	8	7,020
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,705
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	9	8,057
Light & Wonder International Inc.
7.25%, 11/15/29 (Call 11/15/24)(b)	5	5,035
7.50%, 09/01/31 (Call 09/01/26)(b)	10	10,150
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)	8	5,078
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,369
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Call 08/01/25)(b)	5	5,067

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	$8	$6,661
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	10	7,244
5.88%, 09/01/31 (Call 09/01/26)(b)	11	7,822
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	11	9,850
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	10	9,165
Six Flags Entertainment Corp., 7.25%, 05/15/31 (Call 05/03/26)(b)	10	9,638
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	15	13,860
4.28%, 03/15/32 (Call 12/15/31)	35	30,890
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	11	9,092
3.75%, 12/01/29 (Call 12/01/24)(b)	4	3,510
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	10	9,040
7.13%, 02/15/31 (Call 11/15/30)(b)	10	9,953
		269,385
Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31 (Call 02/01/26)(b)	10	9,920
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	11	9,160
5.00%, 09/01/30 (Call 09/01/25)	3	2,456
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(b)	15	13,319
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,576
6.75%, 01/15/31 (Call 01/15/27)(b)	15	15,131
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(b)	13	10,869
Republic Services Inc., 1.75%, 02/15/32 (Call 11/15/31)	25	19,452
Stericycle Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	9	7,952
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	12,011
3.20%, 06/01/32 (Call 03/01/32)	15	12,905
3.50%, 05/01/29 (Call 02/01/29)	9	8,340
4.25%, 12/01/28 (Call 09/01/28)	15	14,458
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	40	34,427
4.15%, 04/15/32 (Call 01/15/32)	25	23,529
		198,505
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/24)(b)	25	22,161
4.88%, 02/15/30 (Call 02/15/25)(b)	10	9,349
Conagra Brands Inc., 8.25%, 09/15/30	10	11,392
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,109
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	5	4,393
4.50%, 05/04/33 (Call 02/04/33)	5	4,843
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	8	6,749
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)	50	52,219
Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)	$9	$7,667
3.00%, 05/15/32 (Call 02/15/32)	10	7,762
3.75%, 12/01/31 (Call 12/01/26)	10	8,276
5.75%, 04/01/33 (Call 01/01/33)	50	47,283
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	11,641
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	5	4,092
5.25%, 03/01/33 (Call 12/01/32)	10	9,732
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	20	18,672
4.63%, 01/30/29 (Call 10/30/28)	2	1,953
6.75%, 03/15/32	5	5,412
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(c)	5	3,894
2.20%, 05/01/30 (Call 02/01/30)	15	12,349
4.50%, 01/15/29 (Call 10/15/28)	5	4,853
7.50%, 04/01/31	10	11,198
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	15,227
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,120
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	10	7,575
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,487
4.75%, 04/20/33 (Call 01/20/33)(b)	45	43,719
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	5	3,962
2.50%, 04/15/30 (Call 01/15/30)	15	12,725
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,323
Nestle Holdings Inc., 5.00%, 09/12/33 (Call 06/12/33)(b)	150	150,955
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(b)	16	14,323
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	30	24,291
4.25%, 04/15/31 (Call 04/15/26)	15	12,991
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	13,060
4.63%, 04/15/30 (Call 04/15/25)(b)	22	19,653
5.50%, 12/15/29 (Call 12/15/24)(b)	14	13,167
Safeway Inc., 7.25%, 02/01/31	3	3,154
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed,
4.63%, 03/01/29 (Call 03/01/24)(b)	11	9,130
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	15	11,153
3.00%, 10/15/30 (Call 07/15/30)(b)	20	15,813
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,456
5.95%, 04/01/30 (Call 01/01/30)	10	10,353
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	30	28,504
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,512
4.75%, 02/15/29 (Call 02/15/24)(b)	11	10,200
7.25%, 01/15/32 (Call 09/15/26)(b)	10	10,227
		784,079

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service — 0.0%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(b)(c)	$10	$8,675

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,526
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	5	3,021
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	12	10,027
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	45	35,734
3.75%, 01/15/31 (Call 10/15/30)	30	25,337
		86,645
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	40	31,224
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,894
3.76%, 03/16/32 (Call 12/16/31)(b)	35	30,070
CenterPoint Energy Resources Corp., 5.40%, 03/01/33 (Call 12/01/32)	17	16,867
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	15	11,945
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	5	4,913
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	30	23,324
3.60%, 05/01/30 (Call 02/01/30)	10	8,984
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33 (Call 03/15/33)	5	4,938
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	15	11,897
Southern Co. Gas Capital Corp., 5.15%, 09/15/32 (Call 03/15/32)	5	4,875
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	5	4,069
4.05%, 03/15/32 (Call 12/15/31)	30	26,814
		201,814
Hand & Machine Tools — 0.0%
Regal Rexnord Corp., 6.30%, 02/15/30 (Call 12/15/29)(b)	15	14,812
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(c)	25	20,809
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	25	20,563
		56,184
Health Care - Products — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	25	20,641
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(b)	8	7,087
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	5	3,846
2.27%, 12/01/28 (Call 10/01/28)	43	37,177
3.95%, 04/01/30 (Call 01/01/30)	15	13,717
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	12,934
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	21,435
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	15	13,135
Security	Par (000)	Value

Health Care - Products (continued)
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	$5	$4,201
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,722
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,252
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	55	47,409
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/24)(b)	12	10,538
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	20	19,253
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	57	50,605
5.25%, 10/01/29 (Call 10/01/24)(b)	33	29,949
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	26,414
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	20	15,855
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	10	8,258
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	30	24,298
2.60%, 10/01/29 (Call 07/01/29)	15	13,274
5.09%, 08/10/33 (Call 05/10/33)	30	29,947
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	16	13,024
		429,971
Health Care - Services — 0.6%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/24)(b)	4	3,730
Adventist Health System, 5.43%, 03/01/32 (Call 12/01/31)	5	4,936
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	5	4,404
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	3	2,520
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	20	16,849
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	20	17,857
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	6	5,025
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	10	8,365
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	41	32,733
2.63%, 08/01/31 (Call 05/01/31)	28	22,239
3.00%, 10/15/30 (Call 07/15/30)	12	9,985
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	4	3,563
4.00%, 03/15/31 (Call 03/15/26)(b)	5	4,355
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	9,657
5.25%, 05/15/30 (Call 05/15/25)(b)	21	16,615
6.00%, 01/15/29 (Call 01/15/24)(b)	11	9,295
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	15	8,476
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	18	10,620
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	21	16,436
4.63%, 06/01/30 (Call 06/01/25)(b)	35	29,587
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	10	8,382
2.55%, 03/15/31 (Call 12/15/30)	10	8,339
2.88%, 09/15/29 (Call 06/15/29)	30	26,664
5.50%, 10/15/32 (Call 07/15/32)	45	45,437
Encompass Health Corp.
4.63%, 04/01/31 (Call 03/30/26)	10	8,784
4.75%, 02/01/30 (Call 02/01/25)	10	9,136

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)(c)	$5	$4,962
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31 (Call 09/01/31)(b)	5	3,759
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,938
3.38%, 03/15/29 (Call 01/15/29)	20	17,939
4.13%, 06/15/29 (Call 03/15/29)	35	32,453
5.88%, 02/01/29 (Call 08/01/28)	18	18,164
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	15	12,376
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,510
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	30	23,545
3.13%, 08/15/29 (Call 05/15/29)	30	27,071
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(b)	10	10,085
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(b)	10	8,860
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	5	4,137
2.95%, 12/01/29 (Call 09/01/29)	15	13,102
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	3,280
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)	10	9,726
11.00%, 10/15/30 (Call 10/15/26)(b)	15	15,051
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	4	3,061
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,704
3.88%, 05/15/32 (Call 02/15/32)(b)	13	10,930
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(c)	5	4,038
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	3	2,536
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	5	3,912
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,244
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	20,993
4.20%, 06/30/29 (Call 03/30/29)	5	4,764
Roche Holdings Inc., 2.08%, 12/13/31 (Call 09/13/31)(b)	10	8,074
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(b)	15	15,602
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	20	17,919
4.38%, 01/15/30 (Call 12/01/24)	20	17,875
6.13%, 06/15/30 (Call 06/15/25)	25	24,414
6.75%, 05/15/31 (Call 05/16/26)(b)	20	20,023
6.88%, 11/15/31	3	2,989
UnitedHealth Group Inc.
2.00%, 05/15/30	25	20,905
2.88%, 08/15/29	25	22,550
4.20%, 05/15/32 (Call 02/15/32)	25	23,561
4.25%, 01/15/29 (Call 12/15/28)	25	24,364
4.50%, 04/15/33 (Call 01/15/33)	40	38,363
5.30%, 02/15/30 (Call 12/15/29)	25	25,524
5.35%, 02/15/33 (Call 11/15/32)	20	20,417
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)	20	16,257
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	5	4,909
		931,875
Security	Par (000)	Value

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	$25	$19,779
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	10	8,778
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	3	2,497
5.25%, 04/15/29 (Call 04/15/24)(b)	12	10,969
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	12	9,893
MDGH GMTN RSC Ltd., 3.38%, 03/28/32 (Call 12/28/31)(d)	200	175,947
		227,863
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	10	8,511
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,518
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,836
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	7	5,911
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,537
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,349
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	4,245
4.80%, 11/15/29 (Call 05/15/29)	7	6,393
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,492
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,264
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	7,059
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	13,077
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,440
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	12,935
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	2	1,781
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(b)	5	4,606
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	5,171
		95,125
Home Furnishings — 0.0%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	12	9,648
4.00%, 04/15/29 (Call 04/15/24)(b)	8	6,938
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	5	4,017
4.70%, 05/14/32 (Call 02/14/32)	10	9,284
4.75%, 02/26/29 (Call 11/26/28)(c)	20	19,455
		49,342
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	8,649
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,635
2.65%, 04/30/30 (Call 01/30/30)	5	4,262
4.88%, 12/06/28 (Call 09/06/28)	10	9,894
5.75%, 03/15/33 (Call 12/15/32)	5	5,063
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	5	4,289
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,230

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc., 5.60%, 11/15/32 (Call 08/15/32)	$15	$15,551
Clorox Co. (The), 4.60%, 05/01/32 (Call 02/01/32)	35	33,762
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	20	18,002
3.20%, 04/25/29 (Call 01/25/29)	5	4,616
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	9	7,678
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,854
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,532
		144,017
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)	10	9,804
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(c)	8	6,502
4.38%, 02/01/32 (Call 08/01/26)	4	3,177
4.50%, 10/15/29 (Call 10/15/24)	3	2,565
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	8	5,022
		27,070
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,782
6.00%, 08/01/29 (Call 08/01/24)(b)	7	6,055
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(b)	8	7,267
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	25	22,213
5.13%, 03/27/33 (Call 12/27/32)	20	19,469
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	25	18,937
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	25	18,538
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	10	8,999
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	30	25,862
4.50%, 12/15/28 (Call 09/15/28)	10	9,671
Aon Global Ltd., 2.05%, 08/23/31 (Call 05/23/31)	25	19,666
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	5	4,034
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(c)	25	19,288
3.70%, 02/22/30 (Call 11/22/29)	5	4,358
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	16,861
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,477
Athene Global Funding, 2.72%, 01/07/29(b)	10	8,464
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	35	29,682
6.65%, 02/01/33 (Call 11/01/32)	5	5,179
AXA SA, 8.60%, 12/15/30	15	17,702
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	15	12,239
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32 (Call 12/15/31)	20	17,311
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	25	24,517
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	7,258
Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	$5	$3,977
4.20%, 03/17/32 (Call 12/17/31)	15	13,302
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	19,723
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	15	12,070
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,587
Constellation Insurance Inc., 6.80%, 01/24/30 (Call 10/24/29)(b)	10	9,175
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)	15	13,744
3.90%, 04/05/32 (Call 01/05/32)	35	30,693
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	10	7,580
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	10	7,786
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	15	14,218
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	25	24,578
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	25	24,276
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	5	4,323
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	15	11,382
4.00%, 05/15/30 (Call 02/15/30)	15	13,050
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	25	19,915
7.95%, 06/15/33 (Call 03/15/33)(b)	9	9,710
Globe Life Inc., 4.80%, 06/15/32 (Call 03/15/32)	15	14,067
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,405
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,543
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(b)	30	30,781
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	5	3,977
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	40	33,930
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	10	10,386
10.50%, 12/15/30 (Call 12/15/25)(b)	5	5,198
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	5	3,715
3.80%, 02/23/32 (Call 11/23/31)	5	3,926
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	23,984
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(c)	20	16,748
3.40%, 01/15/31 (Call 10/15/30)(c)	20	16,695
3.40%, 03/01/32 (Call 12/01/31)	15	12,116
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)	25	22,543
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	46	44,782
5.75%, 11/01/32 (Call 08/01/32)	10	10,412
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)	90	87,911
5.38%, 07/15/33 (Call 04/15/33)	4	3,986
6.50%, 12/15/32(c)	4	4,353

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	$5	$5,462
New York Life Global Funding, 4.55%, 01/28/33(b)	30	28,565
New York Life Insurance Co., 5.88%, 05/15/33(b)	10	10,259
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)(c)	5	4,584
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/12/30)	30	24,551
Principal Life Global Funding II
1.50%, 08/27/30(b)	10	7,689
2.50%, 09/16/29(b)	5	4,253
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	21,503
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	35	29,947
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	35	28,882
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	35	33,121
Prudential Funding Asia PLC, 3.13%, 04/14/30	35	30,430
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	22,945
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	20	19,595
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	8	7,223
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	20	15,492
4.75%, 04/08/32 (Call 01/08/32)(b)	15	12,623
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,454
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,212
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	17,502
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(f)	5	4,419
		1,290,087
Internet — 0.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	16,044
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	60	50,047
3.60%, 04/13/32 (Call 01/13/32)	45	41,399
4.65%, 12/01/29 (Call 10/01/29)	25	25,067
4.70%, 12/01/32 (Call 09/01/32)	30	29,871
Arches Buyer Inc., 6.13%, 12/01/28 (Call 12/01/23)(b)	5	4,286
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	30	29,285
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	38	32,612
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	17	14,371
3.25%, 02/15/30 (Call 11/15/29)	20	17,663
Go Daddy Operating Co. LLC/GD Finance Co. Inc.,
3.50%, 03/01/29 (Call 03/01/24)(b)	10	8,818
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	10	8,273
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,351
5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,858
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	30	27,518
4.80%, 05/15/30 (Call 03/15/30)	20	20,037
4.95%, 05/15/33 (Call 02/15/33)	25	24,861
Security	Par (000)	Value

Internet (continued)
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(b)	$17	$16,722
5.38%, 11/15/29(b)	27	27,198
6.38%, 05/15/29	16	17,041
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	10	6,854
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)(c)	5	5,109
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	155,453
Rakuten Group Inc., 6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)	13	8,551
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	186,185
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(b)	20	18,449
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,408
		803,331
Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	5	4,478
5.13%, 10/01/31 (Call 10/01/26)	5	4,410
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)	20	20,602
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	5	5,053
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/24)(b)	10	10,030
Carpenter Technology Corp., 7.63%, 03/15/30 (Call 03/15/25)	2	2,036
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	3	2,694
4.88%, 03/01/31 (Call 03/01/26)(b)	5	4,305
6.75%, 04/15/30 (Call 04/15/26)(b)	10	9,733
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,238
4.13%, 01/15/30 (Call 01/15/25)	3	2,640
4.38%, 03/15/32 (Call 03/15/27)	3	2,566
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	10	9,985
Nucor Corp., 3.13%, 04/01/32 (Call 01/01/32)	5	4,285
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	15	13,324
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(b)	3	2,381
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	5	5,000
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	50	44,198
6.13%, 06/12/33 (Call 03/12/33)	5	4,958
		156,916
Leisure Time — 0.1%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)(c)	20	17,229
Carnival Corp.
6.00%, 05/01/29 (Call 11/01/24)(b)	25	23,002
7.00%, 08/15/29 (Call 08/15/26)(b)	10	10,206
10.50%, 06/01/30 (Call 06/01/25)(b)	12	12,794
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	7	5,929
NCL Corp. Ltd.
7.75%, 02/15/29 (Call 11/15/28)(b)(c)	10	9,500
8.13%, 01/15/29 (Call 01/15/26)(b)	10	10,190
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (Call 12/15/25)(b)	10	10,185
8.25%, 01/15/29 (Call 04/01/25)(b)	15	15,696

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
9.25%, 01/15/29 (Call 04/01/25)(b)	$12	$12,764
Viking Cruises Ltd.
7.00%, 02/15/29 (Call 02/15/24)(b)	4	3,830
9.13%, 07/15/31 (Call 07/15/26)(b)	10	10,450
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,798
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	9,541
		154,114
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31 (Call 06/15/26)(b)	12	10,629
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	5	4,143
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	21	17,640
3.75%, 05/01/29 (Call 05/01/24)(b)	11	9,872
4.00%, 05/01/31 (Call 05/01/26)(b)	13	11,435
4.88%, 01/15/30 (Call 01/15/25)	10	9,407
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,196
5.00%, 06/01/29 (Call 06/01/24)(b)(c)	16	14,126
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	8,936
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	32	30,488
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	30	25,496
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5	4,170
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(b)(c)	10	8,420
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(b)	15	12,533
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	10	8,355
3.50%, 08/08/31 (Call 05/08/31)	10	7,986
4.88%, 06/18/30 (Call 03/18/30)	15	13,179
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(b)	5	4,241
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	15	11,651
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	6,027
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,584
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(b)	13	10,981
		236,495
Machinery — 0.1%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(b)	8	7,256
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	25	21,999
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	20	20,403
9.50%, 01/01/31 (Call 01/01/26)(b)	7	7,473
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	30	26,972
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	3,345
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(b)(c)	5	3,922
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	8,198
John Deere Capital Corp.
2.00%, 06/17/31	30	24,367
2.45%, 01/09/30	25	21,699
Security	Par (000)	Value

Machinery (continued)
4.35%, 09/15/32	$25	$23,823
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,414
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	2,835
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	25,674
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	5	3,972
3.50%, 03/01/29 (Call 12/01/28)	5	4,688
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	7	6,686
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	9,167
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)	5	4,086
		230,979
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	20	17,098
3.38%, 03/01/29 (Call 12/01/28)	25	22,858
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	8	6,904
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	5	3,859
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	45	41,998
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,488
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	45	41,123
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	10	9,384
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,852
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	4,100
3.00%, 06/01/30 (Call 03/01/30)	25	21,609
		192,273
Media — 0.7%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	25	20,573
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	10,462
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	74
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,463
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	37	30,889
4.50%, 08/15/30 (Call 02/15/25)(b)	30	25,737
4.50%, 05/01/32 (Call 05/01/26)	40	32,912
4.50%, 06/01/33 (Call 06/01/27)(b)	20	16,019
4.75%, 03/01/30 (Call 09/01/24)(b)	42	36,766
4.75%, 02/01/32 (Call 02/01/27)(b)	15	12,597
5.38%, 06/01/29 (Call 06/01/24)(b)	21	19,476
6.38%, 09/01/29 (Call 09/01/25)(b)	22	21,218
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	15	14,984
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,427
2.30%, 02/01/32 (Call 11/01/31)	30	22,951
5.05%, 03/30/29 (Call 12/30/28)	20	19,276
6.65%, 02/01/34 (Call 11/01/33)	20	20,467
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	5	4,071
3.40%, 04/01/30 (Call 01/01/30)	25	22,792
4.25%, 10/15/30 (Call 07/15/30)	45	42,912
4.25%, 01/15/33	10	9,323
4.65%, 02/15/33 (Call 11/15/32)	35	33,825
4.80%, 05/15/33 (Call 02/15/33)	35	34,103
5.50%, 11/15/32 (Call 08/15/32)	25	25,599

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Cox Communications Inc., 1.80%, 10/01/30 (Call 07/01/30)(b)	$20	$15,669
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	6,863
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,157
4.50%, 11/15/31 (Call 11/15/26)(b)	20	14,215
4.63%, 12/01/30 (Call 12/01/25)(b)	35	19,328
5.00%, 11/15/31 (Call 11/15/26)(b)	3	1,667
5.75%, 01/15/30 (Call 01/15/25)(b)	30	16,987
6.50%, 02/01/29 (Call 02/01/24)(b)	28	23,736
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	12	10,600
4.13%, 05/15/29 (Call 02/15/29)	16	14,767
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	30	22,298
5.13%, 06/01/29	20	9,126
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	55	53,607
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	14	9,978
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	11	7,854
Grupo Televisa SAB, 8.50%, 03/11/32	15	17,042
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	10	8,432
Liberty Interactive LLC
8.25%, 02/01/30	7	2,719
8.50%, 07/15/29	2	798
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(b)(c)	7	6,307
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	15	13,347
5.13%, 02/15/32 (Call 02/15/27)(b)	7	6,370
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)	5	4,509
4.20%, 05/19/32 (Call 02/19/32)	15	12,689
4.95%, 01/15/31 (Call 11/15/30)	40	36,242
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	10	8,443
5.38%, 01/15/31 (Call 01/15/26)(b)	5	3,434
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,013
5.50%, 03/01/30 (Call 12/01/24)(b)	5	3,662
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	16,985
4.13%, 07/01/30 (Call 07/01/25)(b)	21	17,799
5.50%, 07/01/29 (Call 07/01/24)(b)	15	13,945
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	13	11,548
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	2	2,240
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	10	11,284
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	16	14,034
7.38%, 06/30/30 (Call 06/30/25)(b)	12	11,801
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	15	12,667
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)(c)	5	4,384
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	10	8,362
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,577
5.50%, 05/15/29 (Call 05/15/24)(b)	20	18,795
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	16,373
Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
2.65%, 01/13/31	$45	$38,689
3.80%, 03/22/30	25	23,508
6.55%, 03/15/33	5	5,499
Warner Media LLC, 7.63%, 04/15/31	5	5,248
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	9	7,030
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,556
		1,113,099
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(b)	5	4,913
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	10	8,971
		13,884
Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(b)	10	10,225
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)	10	9,848
5.25%, 09/08/30 (Call 07/08/30)	25	25,249
5.25%, 09/08/33 (Call 06/08/33)	25	25,044
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	8	6,905
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)	5	4,369
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	174,741
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	21	18,327
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	10	9,620
6.13%, 04/15/32 (Call 01/15/32)(b)	11	10,658
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	20	18,220
4.63%, 08/01/30 (Call 08/01/25)	25	23,228
5.25%, 09/01/29 (Call 09/01/24)	25	24,788
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)(c)	55	45,013
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	10	9,486
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)(c)	5	4,041
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31 (Call 02/12/31)(b)	10	8,442
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	25	20,384
2.80%, 10/01/29 (Call 07/01/29)	30	26,339
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	8,462
4.75%, 01/30/30 (Call 01/30/25)(b)	22	19,990
Rio Tinto Alcan Inc., 7.25%, 03/15/31	10	11,106
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	10	9,956
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	25	21,468
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	9	7,277
		553,186
Multi-National — 0.1%
Asian Development Bank, 4.00%, 01/12/33	40	38,467

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
Inter-American Development Bank
3.50%, 04/12/33	$15	$13,834
4.50%, 09/13/33	90	89,685
		141,986
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/24)	20	17,596
3.57%, 12/01/31 (Call 09/01/31)	15	12,847
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)	3	2,454
		32,897
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	4,491
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	9	8,270
		12,761
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	10	9,374
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,101
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(c)	10	9,084
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(b)	8	7,358
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(b)	10	10,214
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	20	16,881
3.63%, 04/06/30 (Call 01/06/30)	55	51,119
4.81%, 02/13/33 (Call 11/13/32)	15	14,568
Callon Petroleum Co., 7.50%, 06/15/30 (Call 06/15/25)(b)	10	9,869
Canadian Natural Resources Ltd., 7.20%, 01/15/32	5	5,370
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,819
6.75%, 04/15/29 (Call 04/15/24)(b)	12	11,976
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)	35	30,102
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	10	9,252
Civitas Resources Inc.
8.63%, 11/01/30 (Call 11/01/26)(b)	10	10,375
8.75%, 07/01/31 (Call 07/01/26)(b)	20	20,725
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	50	58,397
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	4	3,815
7.38%, 01/15/31 (Call 01/15/26)(b)	9	8,961
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,780
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	14	12,161
6.75%, 03/01/29 (Call 03/01/24)(b)	15	13,818
ConocoPhillips Co., 6.95%, 04/15/29	55	60,388
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,836
5.75%, 01/15/31 (Call 07/15/30)(b)	25	24,266
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	20	18,910
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	5	4,801
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	50	46,571
7.95%, 04/15/32	5	5,634
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(b)	5	5,018
Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	$20	$17,240
3.50%, 12/01/29 (Call 09/01/29)	35	31,680
Earthstone Energy Holdings LLC, 9.88%, 07/15/31 (Call 07/15/26)(b)	10	10,956
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	40	32,137
6.88%, 04/29/30 (Call 01/29/30)	55	52,030
8.63%, 01/19/29 (Call 12/19/28)	20	20,717
8.88%, 01/13/33 (Call 10/13/32)	40	41,231
EQT Corp., 3.63%, 05/15/31 (Call 11/15/30)(b)(c)	5	4,338
Equinor ASA, 2.38%, 05/22/30 (Call 02/22/30)	45	38,878
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	15	13,253
3.48%, 03/19/30 (Call 12/19/29)	60	55,557
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	10	8,126
Hess Corp.
7.30%, 08/15/31	25	28,233
7.88%, 10/01/29	20	22,535
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	15	13,514
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,398
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,665
6.00%, 02/01/31 (Call 02/01/26)(b)	10	9,278
6.25%, 04/15/32 (Call 04/15/27)(b)	5	4,621
8.38%, 11/01/33 (Call 11/01/28)(b)	10	10,302
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(b)	3	2,744
Marathon Oil Corp., 6.80%, 03/15/32	5	5,239
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,783
Murphy Oil Corp., 7.05%, 05/01/29	5	5,093
Nabors Industries Inc., 9.13%, 01/31/30 (Call 05/31/26)(b)	10	10,027
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(b)	5	5,134
Northern Oil and Gas Inc., 8.75%, 06/15/31 (Call 06/15/26)(b)	10	10,374
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	19	19,211
6.63%, 09/01/30 (Call 03/01/30)	26	26,892
7.50%, 05/01/31	16	17,385
7.88%, 09/15/31	21	23,228
8.88%, 07/15/30 (Call 01/15/30)	8	9,137
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	25	24,959
8.13%, 09/15/30	15	16,656
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,368
4.63%, 05/01/30 (Call 05/01/25)(b)	16	14,289
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	3	2,780
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (Call 09/15/26)(b)	10	9,979
Permian Resources Operating LLC, 7.00%, 01/15/32 (Call 01/15/27)(b)	10	10,026
Petrobras Global Finance BV, 5.60%, 01/03/31 (Call 10/03/30)	60	57,932
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	60	44,979
6.50%, 01/23/29	15	12,564

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.70%, 02/16/32 (Call 11/16/31)	$100	$77,914
6.84%, 01/23/30 (Call 10/23/29)	80	64,630
8.75%, 06/02/29 (Call 04/02/29)	10	9,188
10.00%, 02/07/33 (Call 11/07/32)(c)	30	28,003
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	164,629
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	40	32,580
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	5	4,421
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	40	32,824
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	8	7,584
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	5	4,570
8.25%, 01/15/29 (Call 01/15/24)	9	9,328
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	10	9,289
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Call 08/24/30)(d)	200	165,023
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	16,082
5.38%, 02/01/29 (Call 02/01/24)	10	9,518
5.38%, 03/15/30 (Call 03/15/25)	14	13,287
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13	11,872
4.50%, 04/30/30 (Call 04/30/25)	11	9,897
Tosco Corp., 8.13%, 02/15/30	25	28,560
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	40	35,663
3.45%, 02/19/29 (Call 11/19/28)	25	23,454
Transocean Inc.
7.50%, 04/15/31	5	4,177
8.75%, 02/15/30 (Call 02/15/26)(b)	14	14,613
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	15	15,100
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	20	16,372
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)	8	7,616
Vital Energy Inc., 9.75%, 10/15/30 (Call 10/15/26)	5	5,011
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	18,801
		2,108,017
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	4,476
4.49%, 05/01/30 (Call 02/01/30)	10	9,658
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	21,913
Schlumberger Holdings Corp., 4.30%, 05/01/29 (Call 02/01/29)(b)	20	19,135
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	25	21,786
4.85%, 05/15/33 (Call 02/15/33)	15	14,665
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)	20	20,685
		112,318
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	25	20,791
2.69%, 05/25/31 (Call 02/25/31)	20	16,463
Security	Par (000)	Value

Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(b)	$15	$11,921
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	17	14,077
3.13%, 09/15/31 (Call 06/15/31)(c)	12	9,931
6.00%, 06/15/29 (Call 05/15/26)	15	14,962
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	10	8,512
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	5	4,809
8.75%, 04/15/30 (Call 04/15/25)(b)	15	13,463
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(c)	9	8,509
Graphic Packaging International LLC
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,350
3.75%, 02/01/30 (Call 08/01/29)(b)	9	7,825
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(b)	6	4,801
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,703
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31 (Call 05/15/26)(b)	10	9,923
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	20	17,574
Sealed Air Corp.
5.00%, 04/15/29 (Call 04/15/25)(b)(c)	8	7,514
6.88%, 07/15/33(b)	10	10,020
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	25	21,664
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(b)	5	5,276
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,615
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	20	19,596
		237,299
Pharmaceuticals — 0.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	6	5,250
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	75	68,112
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	7	5,531
5.13%, 03/01/30 (Call 03/01/25)(b)	9	7,165
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	10	8,326
4.88%, 03/03/33 (Call 12/03/32)	15	14,918
4.90%, 03/03/30 (Call 01/03/30)	20	20,057
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	20	16,097
4.00%, 01/17/29 (Call 10/17/28)	15	14,482
Bausch Health Companies Inc.
5.00%, 02/15/29 (Call 02/15/24)(b)(c)	5	1,747
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	10	3,550
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	5	1,750
6.25%, 02/15/29 (Call 02/15/24)(b)	10	3,587
7.25%, 05/30/29 (Call 05/30/24)(b)	5	1,898
14.00%, 10/15/30 (Call 10/15/25)(b)	5	2,603
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	40	32,118
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	11	11,148
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	39,717
2.95%, 03/15/32 (Call 12/15/31)	15	12,930
3.40%, 07/26/29 (Call 04/26/29)	32	29,716
5.75%, 02/01/31 (Call 12/01/30)	25	26,034

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	$40	$33,556
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	50	42,409
5.40%, 03/15/33 (Call 12/15/32)	15	14,977
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	11,864
2.13%, 09/15/31 (Call 06/15/31)	41	32,524
3.25%, 08/15/29 (Call 05/15/29)	40	36,001
3.75%, 04/01/30 (Call 01/01/30)	15	13,733
5.00%, 01/30/29 (Call 12/30/28)	20	19,894
5.25%, 01/30/31 (Call 11/30/30)	35	34,801
5.25%, 02/21/33 (Call 11/21/32)	10	9,838
5.30%, 06/01/33 (Call 03/01/33)	20	19,697
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	20	18,880
4.70%, 02/27/33 (Call 11/27/32)	10	9,922
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	15	14,044
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	8	5,662
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	20	18,008
Johnson & Johnson, 1.30%, 09/01/30 (Call 06/01/30)	30	24,438
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	25	24,624
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	15	12,121
1.90%, 12/10/28 (Call 10/10/28)	15	13,120
2.15%, 12/10/31 (Call 09/10/31)	35	28,765
3.40%, 03/07/29 (Call 12/07/28)	25	23,427
4.30%, 05/17/30 (Call 03/17/30)	20	19,365
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,419
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31 (Call 04/30/26)(b)	25	19,689
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)(c)	6	5,147
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	10	9,365
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	10	8,933
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	40	35,141
3.45%, 03/15/29 (Call 12/15/28)	40	37,707
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	40	39,251
4.75%, 05/19/33 (Call 02/19/33)	65	63,206
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,837
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	20	16,226
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	10	10,228
		1,063,555
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(b)	10	9,405
Boardwalk Pipelines LP
3.60%, 09/01/32 (Call 06/01/32)	25	21,237
4.80%, 05/03/29 (Call 02/03/29)	10	9,569
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	25	21,238
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	25	22,783
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	30	24,699
Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/01/31 (Call 03/01/26)	$21	$18,496
4.50%, 10/01/29 (Call 10/01/24)	11	10,259
5.95%, 06/30/33 (Call 12/30/32)(b)	22	21,844
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	3	2,614
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	10	8,812
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	20	18,485
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	7	6,902
7.38%, 02/01/31 (Call 02/01/26)(b)	10	10,280
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,181
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,503
5.13%, 05/15/29 (Call 02/15/29)	15	14,705
8.13%, 08/16/30	2	2,266
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	13	11,671
4.38%, 06/15/31 (Call 06/15/26)(b)	17	14,938
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	45	37,537
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	25	22,212
5.70%, 03/08/33 (Call 12/08/32)	35	35,011
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	25	22,449
5.25%, 04/15/29 (Call 01/15/29)	25	24,578
5.75%, 02/15/33 (Call 11/15/32)	30	29,845
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	7	6,738
6.50%, 09/01/30 (Call 03/01/30)(b)	15	15,087
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	60	52,686
3.13%, 07/31/29 (Call 04/30/29)	15	13,582
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	12	10,975
4.75%, 01/15/31 (Call 07/15/30)(b)	15	13,365
7.50%, 06/01/30 (Call 12/01/29)(b)	5	5,157
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(b)	5	3,910
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	10	8,216
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30 (Call 04/15/26)	10	10,164
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	4,654
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	10	8,949
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,718
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	16	13,954
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	10	10,965
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	10	9,306
5.20%, 06/01/33 (Call 03/01/33)	5	4,790
7.80%, 08/01/31	10	11,059
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	15	14,346
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	5	4,686

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	$30	$25,085
4.80%, 02/15/29 (Call 11/15/28)	9	8,727
4.95%, 09/01/32 (Call 06/01/32)	15	14,202
5.00%, 03/01/33 (Call 12/01/32)	30	28,318
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,746
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	20	17,861
5.80%, 11/01/30 (Call 09/01/30)	25	25,169
6.10%, 11/15/32 (Call 08/15/32)	25	25,496
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,465
3.80%, 09/15/30 (Call 06/15/30)	25	22,295
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	5	4,475
4.95%, 07/15/29 (Call 04/15/29)(b)	11	10,148
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	15	14,164
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(b)	10	9,078
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,509
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5	4,350
4.88%, 02/01/31 (Call 02/01/26)	30	27,929
5.50%, 03/01/30 (Call 03/01/25)	15	14,508
6.13%, 03/15/33 (Call 12/15/32)	25	25,434
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30 (Call 12/01/29)(b)	5	4,278
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	15	12,070
4.10%, 04/15/30 (Call 01/15/30)	25	23,033
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	25	22,076
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 (Call 10/15/29)(b)	20	19,715
3.88%, 08/15/29 (Call 02/15/29)(b)	19	16,687
4.13%, 08/15/31 (Call 02/15/31)(b)	15	12,942
Venture Global LNG Inc.
8.38%, 06/01/31 (Call 06/01/26)(b)	30	29,588
9.50%, 02/01/29 (Call 11/01/28)(b)	35	36,148
9.88%, 02/01/32 (Call 02/01/27)(b)	30	30,734
Western Midstream Operating LP, 4.05%, 02/01/30 (Call 11/01/29)	20	18,144
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,244
4.65%, 08/15/32 (Call 05/15/32)	40	37,524
Series A, 7.50%, 01/15/31	10	10,902
		1,234,870
Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29 (Call 11/15/28)(b)	5	4,830
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	5	4,564
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	10	9,030
		18,424
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	22	19,353
Security	Par (000)	Value

Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31 (Call 09/01/26)(b)(c)	$5	$5,042
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(b)	5	5,086
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	10	8,585
4.38%, 02/01/31 (Call 02/01/26)(b)	10	8,306
Hunt Companies Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	10	8,595
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	6	4,809
4.75%, 02/01/30 (Call 09/01/24)	10	7,641
5.00%, 03/01/31 (Call 03/01/26)(c)	7	5,277
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(b)	1	710
		73,404
Real Estate Investment Trusts — 1.1%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	5	3,785
4.80%, 10/01/32 (Call 07/01/32)	15	13,635
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	7,346
3.38%, 08/15/31 (Call 05/15/31)	30	25,867
4.70%, 07/01/30 (Call 04/01/30)	10	9,358
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	15	11,487
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	30	25,735
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	3,929
2.10%, 06/15/30 (Call 03/15/30)	45	36,349
2.30%, 09/15/31 (Call 06/15/31)	20	15,860
2.70%, 04/15/31 (Call 01/15/31)	15	12,352
2.90%, 01/15/30 (Call 10/15/29)	5	4,300
3.80%, 08/15/29 (Call 05/15/29)	5	4,589
5.55%, 07/15/33 (Call 04/15/33)	10	9,894
5.65%, 03/15/33 (Call 12/15/32)	10	9,969
5.90%, 11/15/33 (Call 08/15/33)	25	25,427
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	6	4,875
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/15/30)	25	20,683
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	25	18,634
2.90%, 03/15/30 (Call 12/15/29)	15	12,036
3.25%, 01/30/31 (Call 10/30/30)	25	20,268
4.50%, 12/01/28 (Call 09/01/28)	15	13,791
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	5	4,171
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	15	11,846
4.05%, 07/01/30 (Call 04/01/30)	25	22,459
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	10	7,356
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	5	4,491
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	20	15,924
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	25	19,978
2.50%, 07/15/31 (Call 04/15/31)	25	20,099

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 11/15/29 (Call 08/15/29)	$15	$13,033
3.30%, 07/01/30 (Call 04/01/30)	15	13,013
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	25	22,573
Diversified Healthcare Trust, 4.38%, 03/01/31 (Call 09/01/30)	5	3,564
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	25	19,391
3.75%, 08/15/29 (Call 05/15/29)	5	4,185
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	25	20,328
3.20%, 11/18/29 (Call 08/18/29)	15	13,258
3.90%, 04/15/32 (Call 01/15/32)	25	22,171
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	45	40,156
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	10	7,973
3.00%, 01/15/30 (Call 10/15/29)	5	4,287
4.00%, 03/01/29 (Call 12/01/28)	25	23,203
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	5	3,877
2.40%, 10/15/31 (Call 07/15/31)	30	23,629
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	14	12,288
5.30%, 01/15/29 (Call 10/15/28)	10	9,558
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	8	6,322
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,744
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	10	8,542
3.00%, 01/15/30 (Call 10/15/29)	15	12,875
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	10	9,672
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	10	7,409
3.05%, 02/15/30 (Call 11/15/29).	15	11,831
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)	25	21,452
Series I, 3.50%, 09/15/30 (Call 06/15/30)	5	4,271
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	25	18,937
4.15%, 04/15/32 (Call 01/15/32)	15	13,156
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	11,261
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,398
5.25%, 07/15/30 (Call 07/15/25)(b)	14	12,817
5.63%, 07/15/32 (Call 07/15/26)(b)	15	13,630
7.00%, 02/15/29 (Call 08/15/25)(b)	15	15,141
Iron Mountain Information Management Services Inc.,
5.00%, 07/15/32 (Call 07/15/27)(b)	10	8,734
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	5	3,508
3.05%, 02/15/30 (Call 11/15/29)	30	24,090
4.25%, 08/15/29 (Call 05/15/29)	5	4,349
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	20,790
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	8,702
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	40	37,674
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	17	10,492
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 08/01/29 (Call 08/01/24)(c)	$11	$7,862
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	15	11,401
Oaktree Specialty Lending Corp., 7.10%, 02/15/29 (Call 01/15/29)	25	24,984
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)(c)	5	2,669
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	15	12,184
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(b)	11	9,808
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	7,681
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,952
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	20	14,476
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	15	12,536
2.25%, 01/15/32 (Call 10/15/31)	60	47,986
4.75%, 06/15/33 (Call 03/15/33)	10	9,548
Public Storage Operating Co., 2.30%, 05/01/31 (Call 02/01/31)	15	12,319
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	12,039
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	5	4,339
4.85%, 03/15/30 (Call 01/15/30)	15	14,527
5.63%, 10/13/32 (Call 07/13/32)	35	35,286
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	4,358
3.70%, 06/15/30 (Call 03/15/30)	15	13,395
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,812
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(b)	5	4,512
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	10	8,640
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	15	11,736
Safehold GL Holdings LLC, 2.80%, 06/15/31 (Call 03/15/31)	15	11,700
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	16	13,930
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(b)	40	36,964
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	8	5,856
4.95%, 10/01/29 (Call 07/01/29)	4	3,130
8.63%, 11/15/31 (Call 11/15/26)(b)	10	10,254
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	5	3,916
2.45%, 09/13/29 (Call 06/13/29)	45	38,504
2.65%, 02/01/32 (Call 11/01/31)(c)	15	12,207
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	26,354
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	10,711
2.75%, 11/18/30 (Call 08/18/30)	5	3,685
4.63%, 03/15/29 (Call 12/15/28)	5	4,361
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	20	15,852
4.20%, 04/15/32 (Call 01/15/32)	15	13,125
5.70%, 01/15/33 (Call 10/15/32)	5	4,867

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	$25	$21,097
3.20%, 01/15/30 (Call 10/15/29)	5	4,393
4.40%, 01/26/29 (Call 10/26/28)	5	4,721
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	8	5,185
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(b)(c)	15	9,997
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	5	3,949
3.00%, 01/15/30 (Call 10/15/29)	25	21,280
4.40%, 01/15/29 (Call 10/15/28)	15	14,085
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	10	9,298
5.13%, 05/15/32 (Call 02/15/32)	25	23,009
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,881
4.13%, 08/15/30 (Call 02/15/25)(b)	15	13,095
4.63%, 12/01/29 (Call 12/01/24)(b)	30	27,257
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	5	3,607
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	20,612
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	15	13,249
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	45	39,053
4.13%, 03/15/29 (Call 09/15/28)	5	4,693
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	32,261
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	4,522
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,479
		1,775,966
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	7	6,235
4.00%, 10/15/30 (Call 10/15/25)(b)	41	35,378
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,739
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(c)	10	8,393
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,171
Asbury Automotive Group Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	11	9,904
4.75%, 03/01/30 (Call 03/01/25)	8	7,171
5.00%, 02/15/32 (Call 11/15/26)(b)	8	6,982
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	19,035
3.85%, 03/01/32 (Call 12/01/31)	5	4,220
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,137
4.75%, 02/01/33 (Call 11/01/32)	30	28,263
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)(c)	15	14,858
6.95%, 03/01/33	5	4,679
7.50%, 06/15/29 (Call 06/15/24)(c)	5	5,131
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)	5	4,410
6.50%, 08/01/30 (Call 08/01/26)(b)	10	9,991
Bloomin’ Brands Inc./OSI Restaurant Partners LLC,
5.13%, 04/15/29 (Call 04/15/24)(b)	8	7,116
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	7	6,308
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)(b)	5	5,024
Security	Par (000)	Value

Retail (continued)
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)	$3	$2,626
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	8	4,496
5.88%, 10/01/28 (Call 10/01/24)(b)	5	2,943
12.00%, 12/01/28 (Call 08/15/24), (12% PIK)(b)(g)	7	5,514
13.00%, 06/01/30 (Call 08/15/25)(b)	15	11,779
14.00%, 06/01/31 (Call 08/15/28)(b)	22	17,373
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	50	41,621
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	20	16,250
Dollar General Corp.
5.00%, 11/01/32 (Call 08/01/32)	5	4,760
5.45%, 07/05/33 (Call 04/05/33)	25	24,390
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	13	11,967
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	12	10,647
6.75%, 01/15/30 (Call 01/15/25)(b)	19	16,033
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,681
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,030
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	8	6,861
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	8,224
3.88%, 10/01/31 (Call 10/01/26)(b)	12	9,482
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	5	3,872
2.75%, 02/01/32 (Call 11/01/31)	25	19,924
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	8	6,938
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	35	27,545
2.70%, 04/15/30 (Call 01/15/30)	5	4,407
2.95%, 06/15/29 (Call 03/15/29)	50	45,758
4.50%, 09/15/32 (Call 06/15/32)	40	39,169
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)	5	3,662
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	11	9,226
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/01/24)(b)	13	11,356
8.25%, 08/01/31 (Call 08/01/26)(b)	10	10,080
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	15	13,220
4.38%, 01/15/31 (Call 10/15/25)(b)	7	6,028
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	40	33,609
3.65%, 04/05/29 (Call 01/05/29)	20	18,690
3.75%, 04/01/32 (Call 01/01/32)	30	26,849
4.50%, 04/15/30 (Call 01/15/30)	20	19,291
5.00%, 04/15/33 (Call 01/15/33)(c)	5	4,892
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)	3	2,824
5.88%, 03/15/30 (Call 03/15/25)(b)(c)	5	4,540
6.13%, 03/15/32 (Call 03/15/27)(b)	5	4,485
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,740
4.60%, 09/09/32 (Call 06/09/32)(c)	40	39,112

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Michaels Companies Inc. (The), 7.88%, 05/01/29 (Call 04/01/24)(b)	$15	$8,511
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,231
4.75%, 09/15/29 (Call 09/15/24)	5	4,628
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(c)	4	3,156
4.38%, 04/01/30 (Call 01/01/30)	8	6,676
O’Reilly Automotive Inc.
4.20%, 04/01/30 (Call 01/01/30)	10	9,376
4.70%, 06/15/32 (Call 03/15/32)	25	23,883
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	8	6,835
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)(c)	8	6,070
6.75%, 08/01/29 (Call 08/01/24)(b)	3	2,289
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,330
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,350
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(b)	15	14,142
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	10	8,820
4.88%, 11/15/31 (Call 11/15/26)(b)	7	5,891
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(b)	11	9,627
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,434
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	35	29,935
3.55%, 08/15/29 (Call 05/15/29)	25	23,381
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	8,851
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	8,861
Target Corp.
2.65%, 09/15/30 (Call 06/15/30)	5	4,345
3.38%, 04/15/29 (Call 01/15/29)	15	14,094
4.40%, 01/15/33 (Call 10/15/32)(c)	30	28,799
4.50%, 09/15/32 (Call 06/15/32)	25	24,170
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	23,387
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)	25	24,470
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)(c)	7	5,681
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)	35	32,750
4.10%, 04/15/33 (Call 01/15/33)	5	4,759
4.15%, 09/09/32 (Call 06/09/32)	10	9,667
7.55%, 02/15/30	15	17,412
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	13	11,156
4.63%, 01/31/32 (Call 10/01/26)	13	11,673
4.75%, 01/15/30 (Call 10/15/29)(b)	11	10,239
5.38%, 04/01/32 (Call 04/01/27)	12	11,337
		1,226,255
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	10	9,318
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,222
Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	$72	$59,235
4.30%, 11/15/32 (Call 08/15/32)	50	45,932
5.00%, 04/15/30 (Call 01/15/30)	25	24,720
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	35	33,076
5.95%, 06/15/30 (Call 06/15/25)(b)	11	10,626
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(b)	8	6,983
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	30	24,561
3.90%, 03/25/30 (Call 12/25/29)	35	33,130
4.15%, 08/05/32 (Call 05/05/32)(c)	10	9,477
5.13%, 02/10/30 (Call 12/10/29)	15	15,189
5.20%, 02/10/33 (Call 11/10/32)	30	30,409
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	5	4,843
4.65%, 07/15/32 (Call 04/15/32)	20	19,642
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	15	12,451
4.00%, 03/15/29 (Call 12/15/28)	15	14,458
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	30	25,089
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	45	36,065
5.33%, 02/06/29 (Call 11/06/28)	25	24,709
5.88%, 02/09/33 (Call 11/09/32)	5	5,016
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	25	20,692
2.85%, 04/01/30 (Call 01/01/30)	10	8,973
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	30	24,167
3.40%, 05/01/30 (Call 02/01/30)	15	13,223
4.30%, 06/18/29 (Call 03/18/29)	25	23,546
5.00%, 01/15/33 (Call 10/15/32)	17	16,236
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	31,757
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,378
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	5	4,067
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	8	6,995
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	25	20,926
2.25%, 09/04/29 (Call 06/04/29)	45	39,367
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	20	17,072
		722,550
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	10	9,204

Software — 0.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,690
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	15	12,314
2.85%, 01/15/30 (Call 10/15/29)	5	4,390
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5	4,120
2.90%, 12/01/29 (Call 09/01/29)	25	21,677
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(b)	5	5,012
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	5,986

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(b)	$15	$15,392
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(b)(c)	12	10,741
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	50	46,068
9.00%, 09/30/29 (Call 09/30/25)(b)	50	44,975
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	5	4,543
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	6,219
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	50	40,563
5.10%, 07/15/32 (Call 04/15/32)(c)	10	9,849
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,490
3.50%, 07/01/29 (Call 04/01/29)	45	41,153
5.60%, 03/02/33 (Call 12/02/32)	40	40,163
Intuit Inc., 5.20%, 09/15/33 (Call 06/15/33)	25	25,194
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(b)	10	8,090
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	32	27,775
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	13,946
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,255
3.88%, 02/15/31 (Call 06/01/25)(b)	27	23,579
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,317
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	15	13,140
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	9	7,970
4.13%, 12/01/31 (Call 12/01/26)(b)	10	8,552
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	75	64,156
2.95%, 04/01/30 (Call 01/01/30)	40	35,064
4.90%, 02/06/33 (Call 11/06/32)	25	24,051
6.15%, 11/09/29 (Call 09/09/29)	20	20,979
6.25%, 11/09/32 (Call 08/09/32)	35	36,837
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	8,480
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(b)	5	1,497
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	5	4,997
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	16	13,747
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	10	8,167
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	10	7,893
2.95%, 09/15/29 (Call 06/15/29)	5	4,448
RRD Parent Inc., 10.00%, 10/15/31(b)(g)	7	11,080
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	19,844
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	30	27,468
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	7,083
3.88%, 03/15/31 (Call 03/15/26)	9	7,762
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	25	19,766
4.70%, 05/15/30 (Call 02/15/30)	5	4,765
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)	15	13,331
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,313
		814,891
Security	Par (000)	Value

Telecommunications — 1.0%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	$25	$17,972
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(b)	5	3,628
5.13%, 07/15/29 (Call 04/15/24)(b)	30	21,415
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	55	46,259
4.30%, 02/15/30 (Call 11/15/29)	50	47,300
4.35%, 03/01/29 (Call 12/01/28)	60	57,686
Bell Telephone Co. of Canada or Bell Canada (The), 5.10%, 05/11/33 (Call 02/11/33)	15	14,665
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	5	4,430
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)	5	4,172
9.63%, 12/15/30	55	66,524
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	5	4,407
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(b)	14	8,823
Deutsche Telekom International Finance BV
8.75%, 06/15/30	40	47,233
9.25%, 06/01/32	20	25,203
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(d)	150	114,249
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)(c)	10	8,039
6.00%, 01/15/30 (Call 10/15/24)(b)	12	9,657
6.75%, 05/01/29 (Call 05/01/24)(b)	12	10,182
8.63%, 03/15/31 (Call 03/15/26)(b)	10	9,857
8.75%, 05/15/30 (Call 05/15/25)(b)	14	13,973
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	42	38,940
Juniper Networks Inc., 2.00%, 12/10/30 (Call 09/10/30)	5	3,892
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,722
Level 3 Financing Inc.
3.63%, 01/15/29	16	7,720
3.75%, 07/15/29	12	5,580
3.88%, 11/15/29	20	19,100
10.50%, 05/15/30	18	16,696
11.00%, 11/15/29 (Call 11/15/26)(b)	12	11,626
Lumen Technologies Inc., 4.50%, 01/15/29 (Call 01/15/24)(b)	7	1,565
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	37	30,438
Orange SA, 9.00%, 03/01/31	40	48,359
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)	30	26,119
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	50	57,076
Sprint Capital Corp., 8.75%, 03/15/32	34	40,620
Telecom Italia Capital SA, 6.38%, 11/15/33	10	9,371
Telefonica Europe BV, 8.25%, 09/15/30	25	28,702
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,543
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	25	19,903
2.40%, 03/15/29 (Call 01/15/29)	25	21,721
2.55%, 02/15/31 (Call 11/15/30)	40	33,155
2.63%, 02/15/29 (Call 02/15/24)	27	23,777
2.70%, 03/15/32 (Call 12/15/31)	5	4,096
2.88%, 02/15/31 (Call 02/15/26)	12	10,170
3.38%, 04/15/29 (Call 04/15/24)	27	24,491
3.50%, 04/15/31 (Call 04/15/26)	95	83,615
3.88%, 04/15/30 (Call 01/15/30)	55	50,507

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.20%, 01/15/33 (Call 10/15/32)	$15	$14,767
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	10	7,923
1.75%, 01/20/31 (Call 10/20/30)	70	55,176
2.36%, 03/15/32 (Call 12/15/31)	70	55,818
2.55%, 03/21/31 (Call 12/21/30)	55	45,642
3.15%, 03/22/30 (Call 12/22/29)	10	8,872
4.02%, 12/03/29 (Call 09/03/29)	80	75,058
5.05%, 05/09/33 (Call 02/09/33)	10	9,844
7.75%, 12/01/30	5	5,682
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)	10	7,183
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	5	4,165
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	20	16,802
4.75%, 07/15/31 (Call 07/15/26)(b)	20	17,084
Vodafone Group PLC
4.13%, 06/04/81 (Call 04/04/31),
(5-year CMT + 2.767%)(a)	12	9,660
6.25%, 11/30/32	25	26,294
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(a)	25	25,276
		1,552,424
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	25	22,491
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	10	8,863
		31,354
Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,600
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	25	22,680
2.88%, 11/15/29 (Call 08/15/29)	10	8,772
7.13%, 10/15/31	20	22,001
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,356
CSX Corp., 4.10%, 11/15/32 (Call 08/15/32)	30	27,917
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	25	22,513
4.25%, 05/15/30 (Call 02/15/30)	10	9,489
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	13	11,201
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,267
2.55%, 11/01/29 (Call 08/01/29)	10	8,650
3.00%, 03/15/32 (Call 12/15/31)	20	17,038
4.45%, 03/01/33 (Call 12/01/32)(c)	25	23,566
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(b)(c)	10	9,441
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	15	11,701
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	50	43,112
2.80%, 02/14/32 (Call 11/14/31)	15	12,704
United Parcel Service Inc.
4.45%, 04/01/30 (Call 01/01/30)	20	19,642
4.88%, 03/03/33 (Call 12/03/32)	10	9,958
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	40	32,709
XPO Inc., 7.13%, 06/01/31 (Call 06/01/26)(b)	10	10,104
		343,421
Trucking & Leasing — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 7.88%, 12/01/30 (Call 12/01/26)(b)	10	10,165
Security	Par (000)	Value

Trucking & Leasing (continued)
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	$25	$22,328
4.90%, 03/15/33 (Call 12/15/32)	5	4,680
Penske Truck Leasing Co. LP/PTL Finance Corp,
6.20%, 06/15/30 (Call 04/15/30)(b)	25	25,359
		62,532
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	15	12,315
2.80%, 05/01/30 (Call 02/01/30)	15	12,987
3.45%, 06/01/29 (Call 03/01/29)	5	4,597
4.45%, 06/01/32 (Call 03/01/32)	15	14,279
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	5	4,013
3.57%, 05/01/29 (Call 02/01/29)	30	27,554
		75,745
Total Corporate Bonds & Notes — 22.8%
(Cost: $37,368,126)		35,478,735

Fixed Rate Loan Interests

Diversified Financial Services — 0.0%
Curo Group Holdings Corp., Term Loan, (6.00% Cash + 12.00% PIK), 18.00%, 08/02/27(g)	3	2,810
Total Fixed Rate Loan Interests — 0.0%
(Cost: $3,041)		2,810

Foreign Government Obligations(h)

Argentina — 0.1%
Argentina Bonar Bonds
0.75%, 07/09/30(e)	195	67,245
1.00%, 07/09/29	35	11,713
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 01/09/24)(e)	216	79,939
1.00%, 07/09/29 (Call 01/09/24)	80	28,949
		187,846
Bahrain — 0.1%
CBB International Sukuk Programme Co., 3.88%, 05/18/29(d)	200	177,479

Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29 (Call 11/15/28)(d)	5	4,825

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31	200	174,078

Canada — 0.2%
Province of British Columbia Canada, 4.20%, 07/06/33	90	85,896
Province of Ontario Canada
1.13%, 10/07/30	10	7,930
2.00%, 10/02/29	45	39,151
2.13%, 01/21/32(c)	45	37,200
Province of Quebec Canada
1.35%, 05/28/30	55	44,938
Series PD, 7.50%, 09/15/29	10	11,441
		226,556

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	$200	$160,260

Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31 (Call 12/03/30)(d)	150	151,172

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	15	4,128
6.00%, 07/31/30(d)(e)	55	25,547
		29,675
Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	119,665

El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	18	15,360

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	25	20,732

Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	159,919

India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(d)	200	160,714

Indonesia — 0.3%
Indonesia Government International Bond, 4.75%, 02/11/29	200	197,582
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(d)	200	194,191
		391,773
Israel — 0.1%
Israel Government International Bond, 2.75%, 07/03/30	200	169,745

Italy — 0.0%
Republic of Italy Government International Bond, 2.88%, 10/17/29	25	21,855

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	163,311

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(j)(k)	46	2,643
6.85%, 05/25/29(j)(k)	2	114
7.00%, 03/23/32(d)(j)(k)	16	916
		3,673
Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)	200	186,033
8.30%, 08/15/31	100	118,656
		304,689
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(d)	200	170,833
Security	Par (000)	Value

Oman — 0.1%
Oman Government International Bond, 6.00%, 08/01/29(d)	$200	$202,682

Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32 (Call 06/29/32)	200	140,278

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	10	7,529
2.78%, 01/23/31 (Call 10/23/30)	100	84,389
		91,918
Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	100	108,423
9.50%, 02/02/30	50	61,441
		169,864
Poland — 0.0%
Republic of Poland Government International Bond, 5.75%, 11/16/32 (Call 08/16/32)	21	21,792

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)	150	191,949

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	16,257
3.63%, 03/27/32(d)	42	34,899
		51,156
Saudi Arabia — 0.3%
Saudi Government International Bond
3.25%, 10/22/30(d)	200	179,171
4.38%, 04/16/29(d)	200	194,648
		373,819
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 06/22/30	100	92,727

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	156,229

Supranational — 0.5%
Asian Development Bank
1.75%, 09/19/29	23	19,887
1.88%, 03/15/29	25	22,013
1.88%, 01/24/30	20	17,185
3.13%, 04/27/32	25	22,574
European Investment Bank
0.75%, 09/23/30	30	23,608
3.75%, 02/14/33	142	134,417
Inter-American Development Bank
1.13%, 01/13/31	50	39,923
2.25%, 06/18/29	55	49,130
3.50%, 09/14/29	25	23,839
International Bank for Reconstruction & Development
0.75%, 08/26/30	35	27,425
0.88%, 05/14/30	5	3,991
1.25%, 02/10/31	80	64,362
1.63%, 11/03/31(c)	105	85,416
1.75%, 10/23/29	65	56,013
2.50%, 03/29/32	90	77,795

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.63%, 09/21/29	$65	$62,347
International Finance Corp., 0.75%, 08/27/30	45	35,372
		765,297
Turkey — 0.2%
Turkey Government International Bond, 11.88%, 01/15/30(c)	200	239,935

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/27(d)(j)(k)	100	27,549

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	183,059
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	175,526
		358,585
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	50	48,500

Total Foreign Government Obligations — 3.7%
(Cost: $6,038,921)		5,746,440

Municipal Debt Obligations

California — 0.1%
State of California GO
2.50%, 10/01/29	50	43,561
5.75%, 10/01/31	50	51,665
6.00%, 03/01/33	15	15,795
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,897
		119,918
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	125	120,387

Total Municipal Debt Obligations — 0.2%
(Cost: $251,451)		240,305

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 60.5%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	8	6,965
3.00%, 03/01/46	109	94,453
3.00%, 07/01/46	8	7,102
3.00%, 08/01/46	49	42,407
3.00%, 09/01/46	34	30,205
3.00%, 10/01/46	19	16,113
3.00%, 12/01/46	170	147,129
3.00%, 01/01/47	28	24,311
3.00%, 02/01/47	92	79,694
3.00%, 06/01/47	80	69,711
3.00%, 08/01/47	11	9,400
3.00%, 09/01/47	22	19,182
3.00%, 10/01/47	19	16,602
3.00%, 07/01/51	273	232,542
3.50%, 06/01/34	7	6,193
3.50%, 03/01/38	47	43,952
3.50%, 10/01/42	38	34,863
3.50%, 10/01/44	17	15,067
3.50%, 03/01/46	90	81,755

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$11	$9,838
3.50%, 01/01/47	17	15,287
3.50%, 04/01/47	27	23,750
3.50%, 07/01/47	26	22,930
3.50%, 08/01/47	4	3,708
3.50%, 09/01/47	62	55,306
3.50%, 12/01/47	3	2,990
3.50%, 02/01/48	59	53,132
3.50%, 03/01/48	26	23,662
3.50%, 05/01/48	16	14,651
3.50%, 04/01/49	46	41,277
3.50%, 05/01/49	10	8,853
3.50%, 06/01/49	14	12,814
4.00%, 09/01/45	11	9,810
4.00%, 02/01/46	90	83,970
4.00%, 10/01/46	5	4,752
4.00%, 10/01/47	2	2,111
4.00%, 01/01/48	18	16,755
4.00%, 02/01/48	8	7,813
4.00%, 06/01/48	21	19,777
4.00%, 12/01/48	12	11,501
4.00%, 01/01/49	3	3,066
4.50%, 10/01/48	21	20,377
4.50%, 01/01/49	9	9,024
4.50%, 08/01/53	39	36,874
5.00%, 12/01/41	168	166,526
5.00%, 06/01/53	195	188,453
5.50%, 04/01/53	391	388,458
5.50%, 05/01/53	80	79,761
5.50%, 06/01/53	48	47,701
6.00%, 01/01/53	66	67,343
6.00%, 08/01/53	646	655,649
Federal National Mortgage Association
3.00%, 02/01/47	26	23,138
3.50%, 11/01/51	266	236,731
4.00%, 02/01/47	25	23,653
4.00%, 02/01/57	21	18,983
4.50%, 08/01/53	113	105,897
6.00%, 07/01/53	209	210,159
6.00%, 08/01/53	119	120,702
6.00%, 09/01/53	218	220,580
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	280	257,863
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	198,810
Freddie Mac Multifamily Structured Pass Through Certificates
2.45%, 04/25/32	400	331,279
Series K056, Class A2, 2.53%, 05/25/26 (Call 06/25/26)	35	33,045
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	94,389
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	175	167,988
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	93,410
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	70	61,515
Government National Mortgage Association
2.00%, 08/20/50	156	126,194
2.00%, 12/20/50	432	350,788
2.00%, 02/20/51	930	753,932
2.00%, 10/20/51	470	379,250

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 12/20/51	$1,129	$910,768
2.00%, 04/20/52	513	413,461
2.00%, 12/20/53(l)	1,625	1,311,045
2.50%, 12/20/46	36	30,782
2.50%, 01/20/47	17	14,512
2.50%, 08/20/50	138	114,467
2.50%, 09/20/50	201	165,642
2.50%, 01/20/51	197	165,498
2.50%, 02/20/51	94	78,262
2.50%, 05/20/51	305	255,082
2.50%, 07/20/51	889	742,950
2.50%, 08/20/51	582	486,405
2.50%, 11/20/51	949	792,466
2.50%, 12/20/51	302	252,086
2.50%, 02/20/52	660	551,121
2.50%, 12/20/53(l)	1,350	1,126,828
3.00%, 03/20/45	32	27,908
3.00%, 05/20/45	70	61,295
3.00%, 07/20/45	60	52,383
3.00%, 10/20/45	6	5,683
3.00%, 11/20/45	204	179,976
3.00%, 12/20/45	19	16,494
3.00%, 01/20/46	10	8,640
3.00%, 02/20/46	23	19,898
3.00%, 03/20/46	55	48,403
3.00%, 05/20/46	27	23,756
3.00%, 06/20/46	19	17,047
3.00%, 07/20/46	16	14,331
3.00%, 08/20/46	88	77,018
3.00%, 09/20/46	52	45,995
3.00%, 11/20/46	221	194,714
3.00%, 12/20/46	80	70,571
3.00%, 02/20/47	17	15,312
3.00%, 06/20/47	26	22,425
3.00%, 11/20/47	104	91,481
3.00%, 02/20/48	17	15,304
3.00%, 04/20/49	333	292,825
3.00%, 09/20/49	14	12,262
3.00%, 01/20/50	101	88,153
3.00%, 02/20/50	109	95,044
3.00%, 07/20/50	46	40,205
3.00%, 08/20/50	62	54,326
3.00%, 10/20/51	10	8,303
3.00%, 11/20/51	186	161,201
3.00%, 02/20/52	26	22,642
3.00%, 03/20/52	522	447,622
3.00%, 09/20/52	323	279,460
3.00%, 12/20/53(l)	1,650	1,427,143
3.50%, 09/20/42	201	184,392
3.50%, 10/20/42	8	7,623
3.50%, 12/20/42	83	76,069
3.50%, 04/20/43	60	55,109
3.50%, 06/20/45	11	10,175
3.50%, 11/20/45	38	34,976
3.50%, 12/20/45	4	3,402
3.50%, 03/20/46	43	39,241
3.50%, 04/20/46	20	18,191
3.50%, 06/20/46	71	64,043
3.50%, 12/20/46	18	16,463
3.50%, 01/20/47	5	4,362
3.50%, 02/20/47	12	10,964
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$5	$4,926
3.50%, 09/20/47	17	15,270
3.50%, 11/20/47	27	24,386
3.50%, 02/20/48	16	14,226
3.50%, 04/20/48	52	46,749
3.50%, 05/20/48	38	34,885
3.50%, 08/20/48	34	30,778
3.50%, 09/20/48	4	3,199
3.50%, 01/20/49	15	13,160
3.50%, 03/20/49	184	166,909
3.50%, 09/20/49	38	34,077
3.50%, 12/20/49	21	19,208
3.50%, 03/20/50	682	615,675
3.50%, 05/20/50	47	42,315
3.50%, 02/20/52	671	601,004
3.50%, 12/20/53(l)	844	754,371
4.00%, 04/20/47	72	67,690
4.00%, 06/20/47	49	45,521
4.00%, 07/20/47	129	120,315
4.00%, 11/20/47	26	24,645
4.00%, 03/20/48	33	31,210
4.00%, 04/20/48	16	14,742
4.00%, 05/15/48	7	6,223
4.00%, 05/20/48	40	37,524
4.00%, 08/20/48	43	40,291
4.00%, 09/20/48	17	16,222
4.00%, 11/20/48	94	88,421
4.00%, 01/20/50	232	215,619
4.00%, 02/20/50	61	56,537
4.00%, 12/20/52	96	88,591
4.00%, 12/20/53(l)	1,875	1,727,014
4.50%, 07/20/41	45	43,745
4.50%, 10/20/46	40	38,832
4.50%, 06/20/47	4	4,156
4.50%, 04/20/48	11	10,125
4.50%, 06/20/48	5	4,776
4.50%, 08/20/48	40	38,223
4.50%, 10/20/48	77	73,644
4.50%, 12/20/48	15	13,549
4.50%, 03/20/49	145	138,718
4.50%, 06/20/49	71	67,791
4.50%, 07/20/49	19	17,847
4.50%, 08/20/49	4	4,192
4.50%, 07/20/52	660	625,029
4.50%, 08/20/52	166	157,487
4.50%, 12/20/53(l)	448	423,655
5.00%, 04/20/48	12	11,756
5.00%, 05/20/48	22	21,886
5.00%, 11/20/48	4	3,868
5.00%, 12/20/48	24	24,029
5.00%, 01/20/49	33	32,656
5.00%, 05/20/49	3	2,967
5.00%, 06/20/49	101	99,427
5.00%, 07/20/52	28	27,194
5.00%, 12/20/52	763	741,791
5.00%, 01/20/53	193	187,477
5.00%, 04/20/53	205	199,364
5.00%, 12/20/53(l)	571	554,621
5.50%, 12/20/52	132	130,770
5.50%, 01/20/53	411	408,164
5.50%, 03/20/53	261	259,434

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 04/20/53	$108	$107,670
5.50%, 06/20/53	26	26,299
5.50%, 07/20/53	10	9,541
5.50%, 12/20/53(l)	53	52,610
6.00%, 09/20/53	166	167,452
6.00%, 10/20/53	246	248,223
6.00%, 12/20/53(l)	425	428,045
6.50%, 11/20/53	137	139,325
6.50%, 12/20/53(l)	500	508,457
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	3,963
1.50%, 02/01/37	105	89,838
1.50%, 03/01/37	71	60,762
1.50%, 04/01/37	8	7,112
1.50%, 11/01/50	180	133,605
1.50%, 01/01/51	411	304,366
1.50%, 07/01/51	133	98,319
1.50%, 11/01/51	174	128,391
2.00%, 12/01/35	32	28,030
2.00%, 02/01/36	179	157,649
2.00%, 03/01/36	18	16,270
2.00%, 08/01/36	20	17,363
2.00%, 09/01/36	95	83,559
2.00%, 11/01/36	21	18,496
2.00%, 01/01/37	21	18,660
2.00%, 02/01/37	186	162,669
2.00%, 04/01/37	61	53,264
2.00%, 12/18/38(l)	911	795,796
2.00%, 05/01/50	221	175,902
2.00%, 07/01/50	227	178,225
2.00%, 09/01/50	840	657,926
2.00%, 10/01/50	291	228,214
2.00%, 12/01/50	1,438	1,130,640
2.00%, 01/01/51	238	187,839
2.00%, 02/01/51	984	768,435
2.00%, 03/01/51	709	555,492
2.00%, 04/01/51	1,112	869,010
2.00%, 05/01/51	83	65,224
2.00%, 06/01/51	235	183,769
2.00%, 07/01/51	312	244,659
2.00%, 08/01/51	210	164,680
2.00%, 10/01/51	2,503	1,957,510
2.00%, 11/01/51	220	172,023
2.00%, 12/01/51	496	386,093
2.00%, 01/01/52	892	696,618
2.00%, 02/01/52	1,322	1,027,633
2.00%, 03/01/52	1,418	1,103,154
2.00%, 04/01/52	2,899	2,252,308
2.00%, 05/01/52	3,442	2,674,035
2.00%, 12/13/53(l)	4,417	3,429,798
2.50%, 04/01/32	24	22,575
2.50%, 07/01/35	27	24,731
2.50%, 10/01/35	58	52,387
2.50%, 05/01/36	32	29,000
2.50%, 07/01/36	87	78,063
2.50%, 12/18/38(l)	375	337,081
2.50%, 04/01/47	32	26,726
2.50%, 06/01/50	50	40,739
2.50%, 07/01/50	66	54,889
2.50%, 08/01/50	101	82,385
2.50%, 09/01/50	569	466,239
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/50	$414	$339,601
2.50%, 11/01/50	1,188	968,126
2.50%, 12/01/50	45	37,032
2.50%, 01/01/51	70	57,110
2.50%, 02/01/51	504	410,654
2.50%, 04/01/51	44	35,877
2.50%, 07/01/51	86	70,182
2.50%, 08/01/51	42	34,468
2.50%, 09/01/51	718	583,942
2.50%, 11/01/51	114	93,240
2.50%, 12/01/51	2,918	2,371,872
2.50%, 01/01/52	2,698	2,193,269
2.50%, 03/01/52	66	53,915
2.50%, 04/01/52	1,862	1,514,067
2.50%, 05/01/52	1,434	1,162,320
2.50%, 07/01/52	853	691,382
2.50%, 08/01/52	1,141	925,425
2.50%, 12/13/53(l)	2,067	1,673,301
3.00%, 03/01/30	40	38,935
3.00%, 01/01/31	24	22,869
3.00%, 02/01/31	7	6,463
3.00%, 02/01/32	7	6,811
3.00%, 06/01/32	7	6,313
3.00%, 11/01/32	8	7,616
3.00%, 12/01/32	6	5,932
3.00%, 01/01/33	6	5,888
3.00%, 02/01/33	8	7,059
3.00%, 09/01/34	52	48,627
3.00%, 12/01/34	45	41,278
3.00%, 04/01/35	253	234,297
3.00%, 12/15/37(l)	75	69,094
3.00%, 11/01/42	5	3,970
3.00%, 09/01/43	6	5,278
3.00%, 01/01/44	9	7,670
3.00%, 10/01/44	100	88,412
3.00%, 03/01/45	52	46,016
3.00%, 05/01/45	25	21,700
3.00%, 07/01/46	268	232,635
3.00%, 08/01/46	22	18,846
3.00%, 11/01/46	187	162,460
3.00%, 12/01/46	131	113,542
3.00%, 01/01/47	58	50,495
3.00%, 02/01/47	179	155,448
3.00%, 03/01/47	99	85,887
3.00%, 07/01/47	50	43,247
3.00%, 08/01/47	7	6,226
3.00%, 12/01/47	39	33,463
3.00%, 03/01/48	16	13,441
3.00%, 11/01/48	58	50,338
3.00%, 02/01/49	848	736,692
3.00%, 09/01/49	101	86,400
3.00%, 11/01/49	8	6,446
3.00%, 12/01/49	821	701,300
3.00%, 02/01/50	980	837,400
3.00%, 06/01/50	96	81,784
3.00%, 07/01/50	82	69,946
3.00%, 08/01/50	29	24,698
3.00%, 05/01/51	327	280,664
3.00%, 06/01/51	1,114	945,098
3.00%, 08/01/51	121	102,835
3.00%, 11/01/51	102	86,370

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/52	$806	$682,856
3.00%, 04/01/52	657	556,490
3.00%, 05/01/52	457	387,581
3.00%, 12/13/53(l)	975	821,679
3.50%, 03/01/33	9	8,163
3.50%, 04/01/33	12	11,034
3.50%, 05/01/33	8	7,386
3.50%, 02/01/34	21	20,008
3.50%, 07/01/34	8	8,112
3.50%, 08/01/34	7	7,129
3.50%, 12/15/37(l)	100	94,248
3.50%, 02/01/45	10	9,452
3.50%, 01/01/46	16	14,515
3.50%, 03/01/46	46	42,089
3.50%, 07/01/46	7	6,718
3.50%, 08/01/46	239	216,035
3.50%, 10/01/46	53	47,563
3.50%, 12/01/46	53	48,078
3.50%, 01/01/47	65	58,263
3.50%, 02/01/47	20	18,106
3.50%, 05/01/47	15	13,476
3.50%, 08/01/47	11	10,083
3.50%, 11/01/47	10	8,798
3.50%, 01/01/48	346	309,887
3.50%, 02/01/48	137	122,659
3.50%, 03/01/48	5	4,110
3.50%, 04/01/48	38	33,489
3.50%, 05/01/48	12	10,995
3.50%, 06/01/48	28	25,262
3.50%, 11/01/48	10	9,310
3.50%, 01/01/49	50	45,036
3.50%, 04/01/49	9	8,504
3.50%, 06/01/49	87	78,781
3.50%, 07/01/49	38	33,479
3.50%, 05/01/50	162	142,991
3.50%, 06/01/50	984	869,994
3.50%, 07/01/50	132	116,344
3.50%, 02/01/51	423	375,665
3.50%, 04/01/52	115	102,180
3.50%, 06/01/52	483	428,146
3.50%, 07/01/52	967	849,129
3.50%, 12/13/52(l)	1,925	1,687,789
4.00%, 07/01/32	4	3,862
4.00%, 05/01/33	5	4,813
4.00%, 06/01/33	5	4,635
4.00%, 07/01/33	3	3,030
4.00%, 12/01/33	8	8,049
4.00%, 06/01/38	5	4,734
4.00%, 12/18/38(l)	94	90,353
4.00%, 01/01/45	40	37,028
4.00%, 03/01/45	6	5,938
4.00%, 06/01/45	17	15,624
4.00%, 06/01/46	73	68,908
4.00%, 07/01/46	154	142,352
4.00%, 10/01/46	8	7,485
4.00%, 02/01/47	5	4,553
4.00%, 08/01/47	3	2,870
4.00%, 09/01/47	34	31,729
4.00%, 10/01/47	50	46,823
4.00%, 01/01/48	42	38,894
4.00%, 09/01/48	190	175,444
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/48	$18	$16,679
4.00%, 11/01/48	23	21,064
4.00%, 12/01/48	12	10,850
4.00%, 01/01/49	477	440,898
4.00%, 02/01/49	6	5,250
4.00%, 03/01/49	25	23,069
4.00%, 04/01/49	42	38,581
4.00%, 05/01/49	24	22,227
4.00%, 06/01/49	54	49,687
4.00%, 07/01/49	125	115,119
4.00%, 12/01/49	18	17,024
4.00%, 02/01/50	4	3,935
4.00%, 04/01/50	191	175,144
4.00%, 05/01/50	20	18,671
4.00%, 03/01/51	197	181,883
4.00%, 04/01/52	72	65,149
4.00%, 05/01/52	94	85,637
4.00%, 07/01/52	951	865,051
4.00%, 08/01/52	120	108,801
4.00%, 10/01/52	477	436,958
4.00%, 02/01/53	566	520,578
4.00%, 12/13/53(l)	421	382,181
4.50%, 01/01/44	104	99,884
4.50%, 02/01/46	15	14,672
4.50%, 04/01/47	7	6,384
4.50%, 10/01/47	15	14,089
4.50%, 03/01/48	11	10,955
4.50%, 06/01/48	9	8,867
4.50%, 07/01/48	2	1,777
4.50%, 08/01/48	25	23,763
4.50%, 10/01/48	33	31,033
4.50%, 11/01/48	40	38,558
4.50%, 12/01/48	53	49,643
4.50%, 01/01/49	18	17,203
4.50%, 02/01/49	54	51,207
4.50%, 04/01/49	72	68,716
4.50%, 05/01/49	26	24,739
4.50%, 09/01/50	199	189,691
4.50%, 06/01/52	199	186,462
4.50%, 09/01/52	606	567,823
4.50%, 10/01/52	280	263,024
4.50%, 11/01/52	170	159,445
4.50%, 12/01/52	813	765,124
4.50%, 12/13/53(l)	1,124	1,052,383
5.00%, 03/01/48	4	4,157
5.00%, 04/01/48	14	13,739
5.00%, 05/01/48	9	8,727
5.00%, 07/01/48	11	10,766
5.00%, 01/01/49	9	8,540
5.00%, 04/01/49	15	14,589
5.00%, 08/01/52	47	45,413
5.00%, 09/01/52	139	134,460
5.00%, 10/01/52	95	91,745
5.00%, 11/01/52	164	158,429
5.00%, 12/01/52	141	136,768
5.00%, 01/01/53	91	87,136
5.00%, 03/01/53	72	70,086
5.00%, 12/13/53(l)	1,825	1,756,129
5.50%, 01/01/47	12	12,520
5.50%, 09/01/52	70	69,445
5.50%, 11/01/52	95	94,044

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/52	$279	$276,861
5.50%, 01/01/53	285	284,589
5.50%, 02/01/53	370	367,370
5.50%, 03/01/53	245	243,194
5.50%, 04/01/53	372	368,556
5.50%, 05/01/53	474	467,476
5.50%, 12/13/53(l)	595	586,255
6.00%, 02/01/49	27	28,090
6.00%, 12/13/53(l)	575	576,596
6.50%, 12/13/53(l)	800	812,625
		94,169,279
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32(c)	50	56,035
Federal National Mortgage Association, 0.88%, 08/05/30	50	39,454
		95,489
U.S. Government Obligations — 20.2%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	158,312
0.63%, 08/15/30	500	392,422
0.88%, 11/15/30	700	556,500
1.13%, 02/15/31	750	604,922
1.25%, 08/15/31	1,980	1,583,072
1.38%, 12/31/28	300	259,711
1.38%, 11/15/31	1,300	1,042,031
1.50%, 02/15/30	200	169,250
1.63%, 08/15/29	475	411,506
1.63%, 05/15/31	870	721,692
1.75%, 01/31/29	830	731,308
1.75%, 11/15/29	50	43,414
1.88%, 02/28/29	320	283,225
1.88%, 02/15/32	1,170	971,466
2.38%, 03/31/29	870	788,981
2.38%, 05/15/29	700	633,336
2.63%, 02/15/29	910	837,129
2.63%, 07/31/29	700	639,461
2.75%, 05/31/29	500	460,976
2.75%, 08/15/32	1,490	1,316,555
2.88%, 04/30/29	700	650,508
2.88%, 05/15/32	1,820	1,629,753
3.13%, 08/31/29	700	656,141
3.25%, 06/30/29	700	661,773
3.38%, 05/15/33	1,300	1,202,297
3.50%, 01/31/30	900	858,094
3.50%, 04/30/30	1,000	951,953
3.50%, 02/15/33	1,700	1,590,031
3.63%, 03/31/30	400	383,625
3.75%, 05/31/30	500	482,578
3.75%, 06/30/30	500	482,500
3.88%, 09/30/29	770	750,269
3.88%, 11/30/29	400	389,656
3.88%, 12/31/29	900	876,516
3.88%, 08/15/33	1,495	1,438,937
4.00%, 10/31/29	630	617,941
4.00%, 02/28/30	590	578,108
4.00%, 07/31/30	450	440,578
4.13%, 08/31/30	500	493,047
4.13%, 11/15/32	2,050	2,013,484
4.50%, 11/15/33	300	303,891
	Par
Security	(000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/30	$100	$103,078
5.25%, 02/15/29	50	51,875
5.38%, 02/15/31	300	318,422
6.13%, 08/15/29	500	542,969
6.25%, 05/15/30	300	330,844
		31,404,137
Total U.S. Government & Agency Obligations — 80.7%
(Cost: $135,250,231)		125,668,905
Total Long-Term Investments — 108.3%
(Cost: $180,486,234)		168,525,547

	Shares
Short-Term Securities

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(m)(n)(o)	7,842,992	7,846,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(m)(n)(p)	1,419,803	1,419,803

Total Short-Term Securities — 5.9%
(Cost: $9,261,095)		9,266,717

Total Investments Before TBA Sales Commitments and Investments Sold Short — 114.2%
(Cost: $189,747,329)		177,792,264

	Par (000)

TBA Sales Commitments(l)

Mortgage-Backed Securities — (9.6)%
Government National Mortgage Association
2.00%, 12/20/53	(1,625)	(1,311,045)
2.50%, 12/20/53	(1,350)	(1,126,828)
3.00%, 12/20/53	(1,650)	(1,427,143)
3.50%, 12/20/53	(550)	(491,593)
4.00%, 12/20/53	(1,125)	(1,036,208)
4.50%, 12/20/53	(448)	(423,655)
5.00%, 12/20/53	(571)	(554,621)
6.50%, 12/20/53	(125)	(127,114)
Uniform Mortgage-Backed Securities
2.00%, 12/18/38	(250)	(218,311)
2.00%, 12/13/53	(4,417)	(3,429,798)
2.50%, 12/18/38	(100)	(89,888)
2.50%, 12/13/53	(2,067)	(1,673,301)
3.00%, 12/15/37	(75)	(69,094)
3.00%, 12/13/53	(975)	(821,679)
3.50%, 12/15/37	(50)	(47,124)
3.50%, 12/13/52	(1,400)	(1,227,483)
4.50%, 12/13/53	(275)	(257,478)

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/13/53	(595)	$(586,255)

Total TBA Sales Commitments — (9.6)%
(Proceeds: $(14,765,578))		(14,918,618)

Total Investments, Net of TBA Sales Commitments and Investments Sold Short — 104.6%
(Cost: $174,981,751)		162,873,646

Liabilities in Excess of Other Assets — (4.6)%		(7,232,289)

Net Assets — 100.0%		$155,641,357

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Zero-coupon bond.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Non-income producing security.

(l)	Represents or includes a TBA transaction.

(m)	Affiliate of the Fund.

(n)	Annualized 7-day yield as of period end.

(o)	All or a portion of this security represents an investment of TBA cash collateral.

(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,331,527	$—		$(20,484,236	)(a)	$10,949	$(11,326)	$7,846,914	7,842,992	$946,210		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,361,336	58,467	(a)	—		—	—	1,419,803	1,419,803	24,364	(b)	—
						$10,949	$(11,326)	$9,266,717		$970,574		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$1,388,352	$—	$1,388,352
Corporate Bonds & Notes	—	35,478,735	—	35,478,735
Fixed Rate Loan Interests	—	2,810	—	2,810
Foreign Government Obligations	—	5,746,440	—	5,746,440
Municipal Debt Obligations	—	240,305	—	240,305
U.S. Government & Agency Obligations	—	125,668,905	—	125,668,905
Short-Term Securities
Money Market Funds	9,266,717	—	—	9,266,717
Liabilities
Investments
TBA Sales Commitments	—	(14,918,618)	—	(14,918,618)
	$9,266,717	$153,606,929	$—	$162,873,646

Portfolio Abbreviation

CMT	Constant Maturity Treasury	SCA	Svenska Celluosa Aktiebolaget
GO	General Obligation	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
RB	Revenue Bond